UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Praxis Mutual Funds

Semi-Annual Report and Privacy Policy

for the six months ending June 30, 2015 (unaudited)

Praxis Mutual Funds	Class A	Class I
Intermediate Income Fund	MIIAX	MIIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	Class A
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Message from the President

Dear Praxis shareholder:

During the first half of 2015, the U.S. economy continued to improve, even as Europe lurched into another crisis as it worked out how to manage the varied health of its member countries. U.S. stocks gained modestly while bonds generally finished flat.

Smaller U.S. companies generally outperformed larger companies in a reversal of what occurred in 2014. And, large company stocks in the developed economies of Europe and Asia generally generated stronger returns than their American counterparts, despite the continued strengthening of the U.S. dollar relative to the Euro, which otherwise reduced these returns to U.S. investors. Most of the gains were generated in the early part of the year, as concerns about the health of Europe, particularly Greece, dampened enthusiasm in June.

Bond investors maintained their focus on the timing of potential interest rate increases by the U.S. Federal Reserve. Broadly held consensus is that the Federal Reserve will begin raising short-term interest rates by the end of 2015, but the recovery of the U.S. economy has been uneven, with economic growth disappointing in the first quarter even as labor markets showed consistent improvement.

Praxis Mutual Funds continued to invest in what matters by participating in constructive conversations with companies regarding environmental sustainability and modern slavery, and by directing fund assets to projects and companies that are making a positive impact on the world. Investments in bonds that address climate and community challenges now represent over 18 percent of the net assets of the Praxis Intermediate Income Fund. Our managers have shaped the portfolio to make a positive impact while not compromising on their expectations for competitive risk adjusted returns.

Finally, we are excited to announce a change in how the fund family invests in community development investments. Praxis Mutual Funds has partnered with the Calvert Foundation to channel over $10 million to high impact investments across the country and around the world. These investments – representing approximately 1 percent of each fund in the Praxis Mutual Fund family – help open doors of economic opportunity to thousands of disadvantaged individuals and communities.

For many investors today, making money isn’t enough. They also want their investments to make a difference. They want to invest in what matters. That’s why shareholder advocacy, company screening and community development investing remain essential to our work at Praxis. Our goal is to invest in ways that make a positive impact on communities locally and around the world – and we are able to do that because of you.

Thank you for entrusting your investments with Praxis Mutual Funds.

Sincerely,

Chad M. Horning, CFA

President

Praxis Mutual Funds are advised by Everence Capital Management and distributed through FINRA member BHIL Distributors Inc.

The Fund’s stewardship investing strategy could cause the Fund to sell or avoid securities that may subsequently perform well, and the application of social screens may cause the Fund to lag the performance of its index or peer group.

The views expressed are those of the president of Praxis Mutual Funds as of June 30, 2015, are subject to change, and may differ from the views of portfolio managers or the firm as a whole. These views are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decisions.

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Performance

We are pleased to provide this 2015 mid-year update for the Praxis Mutual Funds. The following tables summarize the performance of the Praxis Mutual Funds as of June 30, 2015.

			Annualized
	NAV 6/30/15	Six Month Ended 6/30/15	One Year Ended 6/30/15	Three Year Ended 6/30/15	Five Year Ended 6/30/15	Ten Year Ended 6/30/15	Since Inception 6/30/15	Inception Date	Expense Ratio*** Gross / Net
Praxis Intermediate Income Fund
Class A *	$10.41	-3.83%	-2.37%	0.56%	2.33%	3.91%	4.64%	1/4/94
Class A (Without Load)	$10.41	-0.09%	1.44%	1.86%	3.12%	4.31%	4.82%	1/4/94	0.95%	0.94%
Class I **	$10.37	0.11%	1.85%	2.24%	3.52%	4.62%	4.94%	5/1/06	0.54%	0.54%
Barclays Capital Aggregate Bond Index[1]		-0.10%	1.86%	1.83%	3.35%	4.44%	5.61%
Praxis International Index Fund
Class A *	$10.30	-0.96%	-10.02%	6.55%	n/a	n/a	0.71%	12/31/10
Class A (Without Load)	$10.30	4.57%	-5.05%	8.50%	n/a	n/a	1.92%	12/31/10	1.28%	1.28%
Class I	$10.38	4.95%	-4.51%	9.17%	n/a	n/a	2.58%	12/31/10	0.78%	0.78%
MSCI All Country World Index ex-U.S.[2]		4.03%	-5.26%	9.94%			3.40%
Praxis Value Index Fund
Class A *	$12.44	-5.97%	-1.89%	14.54%	13.05%	4.44%	3.15%	5/1/01
Class A (Without Load)	$12.44	-0.80%	3.54%	16.61%	14.29%	5.00%	3.54%	5/1/01	0.87%	0.87%
Class I **	$12.38	-0.64%	3.91%	17.21%	15.02%	5.49%	3.84%	5/1/06	0.45%	0.45%
S&P 500 Value Index[3]		-0.45%	4.56%	16.82%	16.00%	6.68%	5.08%
Praxis Growth Index Fund
Class A *	$17.56	-3.57%	3.38%	14.75%	16.30%	n/a	6.76%	5/1/07
Class A (Without Load)	$17.56	1.80%	9.13%	16.83%	17.56%	n/a	7.46%	5/1/07	0.91%	0.91%
Class I	$17.69	2.02%	9.56%	17.37%	18.19%	n/a	7.91%	5/1/07	0.42%	0.42%
S&P 500 Growth Index[4]		2.79%	10.07%	17.78%	18.64%		8.37%

Past Performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any partyduring the periods presented. In such instances, and without activity, the total returns would have been lower.

*     The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of 5.25%, except for Intermediate Income Fund, which is 3.75%.

**    Class I Shares of the Intermediate Income and the Value Index Funds were not in existence prior to 5/1/06. Class I Share performance for the Intermediate Income Fund is calculated for any period prior to 5/1/06 based on the performance of Class B Shares since inception and has been adjusted to reflect differences in sales charges and expenses between the classes. The Class B Shares for the Intermediate Income Fund were exchanged into Class A Shares on August 17, 2009. Class I share performance for the Value Index Fund is calculated for any period prior to 5/01/06 based on the performance of Class A shares since inception.

***   Reflects the expense ratios as reported in the Prospectus dated April 30, 2015. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee waivers are in effect from May 1, 2015 through April 30, 2016 for Class A Shares.

1     Barclay’s Capital Aggregate Bond Index is an unmanaged index composed of the Barclay’s Capital Government/Credit Index and the Barclay’s Capital Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

2     The MSCI All Country World Index ex-U.S. is market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The index includes both developed and emerging markets.

3     The S&P 500 Value Index represents the value companies (defined by book value to price ratio, earnings to price ratio, and sales to price ratio) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

4     The S&P 500 Growth Index represents the growth companies (defined by sales growth, earnings change to prime, and momentum) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these services. An investor cannot invest directly in an index, although the can invest in it’s underlying securities.

Performance, continued

			Annualized
	NAV 6/30/15	Six Month Ended 6/30/15	One Year Ended 6/30/15	Three Year Ended 6/30/15	Five Year Ended 6/30/15	Ten Year Ended 6/30/15	Since Inception 6/30/15	Inception Date	Expense Ratio** Gross / Net
Praxis Small Cap Fund
Class A (Without Load)	$12.29	6.96%	3.62%	12.86%	16.34%	n/a	5.81%	5/1/07	1.70%	1.69%
Class A *	$12.29	1.32%	-1.84%	10.85%	15.10%	n/a	5.12%	5/1/07
Class I	$12.88	7.24%	4.23%	13.59%	17.04%	n/a	6.32%	5/1/07	1.02%	1.02%
Russell 2000 Index[5]		4.76%	6.49%	17.81%	17.08%		6.86%
Praxis Genesis Conservative Portfolio
Class A (Without Load)	$11.33	0.46%	1.85%	5.32%	6.03%	n/a	5.59%	12/31/09	1.16%	1.14%
Class A *	$11.33	-4.83%	-3.52%	3.44%	4.90%	n/a	4.56%	12/31/09
Barclays Capital Aggregate Bond Index[6]		-0.10%	1.86%	1.83%	3.35%		4.00%
Conservative Composite Benchmark[7]		0.68%	2.63%	5.97%	7.00%		6.54%
S&P Target Risk Conservative Index[8]		0.24%	0.31%	4.83%	5.68%		5.28%
Praxis Genesis Balanced Portfolio
Class A (Without Load)	$12.92	1.49%	2.34%	5.32%	6.03%	n/a	7.66%	12/31/09	1.16%	1.16%
Class A *	$12.92	-3.85%	-3.02%	3.44%	4.90%	n/a	6.61%	12/31/09
Russell 3000 Index[9]		1.94%	7.29%	17.74%	17.54%		14.51%
Balanced Composite Benchmark[10]		1.58%	3.32%	10.22%	10.63%		8.98%
S&P Target Risk Growth Index[11]		1.74%	2.58%	9.85%	10.23%		8.61%
Praxis Genesis Growth Portfolio
Class A (Without Load)	$14.08	2.10%	2.58%	11.40%	11.21%	n/a	8.94%	12/31/09	1.21%	1.21%
Class A *	$14.86	-3.23%	-2.79%	9.42%	10.02%	n/a	7.89%	12/31/09
Russell 3000 Index[9]		1.94%	7.29%	17.74%	17.54%		14.51%
Growth Composite Benchmark[12]		2.15%	3.73%	13.10%	12.99%		10.50%
S&P Target Risk Aggressive Index[13]		2.81%	2.78%	12.83%	13.43%		10.99%

Past Performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any partyduring the periods presented. In such instances, and without activity, the total returns would have been lower.

*    The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of 5.25%.

**   Reflects the expense ratios as reported in the Prospectus dated April 30, 2015. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee waivers are in effect from May 1, 2015 through April 30, 2016 for Class A Shares.

5    The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

6    Barclay’s Capital Aggregate Bond Index is an unmanaged index composed of the Barclay’s Capital Government/Credit Index and the Barclay’s Capital Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

7    The Conservative Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s Capital Aggregate Bond Index (70%), the MSCI EAFE Index (7.50%), the Russell 1000 Index (20%) and the Russell 2000 Index (2.50%).

8    S&P Target Risk Conservative Index seeks to emphasize exposure to fixed income, in order to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power. The series is comprised of four multi-asset class indices. The index is comprised exclusively of exchange traded funds.

9    The Russell 3000 Index is a widely recognized unmanaged market capitalization-weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.

10   The Balanced Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s Capital Aggregate Bond Index (40%), the MSCI EAFE Index (15%), the Russell 1000 Index (35%) and the Russell 2000 Index (10%).

11   S&P Target Risk Growth Index seeks to provide increased exposure to equities, while using fixed income to dampen risk. The series is comprised of four multi-asset class indixes. The index is comprised exclusively of exchange trade funds.

12   The Growth Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and consists of the Barclay’s Capital Aggregate Bond Index (20%), the MSCI EAFE Index (20%), the Russell 1000 Index (45%) and the Russell 2000 Index (15%).

13   S&P Target Risk Aggressive Index seeks to emphasize exposure to equities, maximizing opportunities for long-term capital accumulation. It may include small allocations in fixed income to enhance portfolio efficiency. The series is comprised of four multi-asset class indixes. The index is comprised exclusively of exchange traded funds.

Schedule of Portfolio Investments

Praxis Intermediate Income Fund
June 30, 2015 (unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
ASSET BACKED SECURITIES—3.1%
Beacon Container Finance LLC, 3.72%, 9/20/27(a)	$363,050	$369,333
Cabela’s Credit Card Master Note Trust, 0.79%, 6/17/19+(a)	1,000,000	1,002,065
CLI Funding LLC, 2.83%, 3/18/28(a)	775,000	770,343
Cronos Containers Program I Ltd., 3.27%, 11/18/29(a)	935,185	939,126
Domino’s Pizza Master Issuer LLC, 5.22%, 1/25/42(a)	966,250	997,384
Fairway Outdoor Funding LLC, 4.21%, 10/15/42(a)	462,651	463,127
Ford Credit Auto Owner Trust, 0.51%, 4/15/17	407,659	407,606
Global SC Finance II SRL, 2.98%, 4/17/28(a)	900,833	897,904
Honda Auto Receivables Owner Trust, 0.74%, 10/15/18	985,000	985,498
Hyundai Auto Receivables Trust, 1.30%, 2/15/18	809,752	811,913
SBA Tower Trust, 2.90%, 10/15/19(a)	525,000	527,629
Solarcity LMC Series I LLC, 4.80%, 11/20/38(a)	817,855	858,396
Textainer Marine Containers III Ltd., 3.27%, 10/20/39(a)	466,667	466,717
Toyota Auto Receivables Owner Trust, 0.67%, 12/15/17	1,900,000	1,896,162
Toyota Auto Receivables Owner Trust, 1.27%, 5/15/19	1,200,000	1,199,216
Trip Rail Master Funding LLC, 2.69%, 7/15/41+(a)	535,097	544,460

TOTAL ASSET BACKED SECURITIES (COST $13,051,756)		13,136,879

COMMERCIAL MORTGAGE BACKED SECURITIES—3.7%
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41	1,800,574	1,859,451
Bear Stearns Commercial Mortgage Securities, 5.74%, 9/11/42+	1,000,000	1,076,978
Commercial Mortgage Pass Through Certificates, 2.85%, 10/15/45	1,000,000	995,863
Commercial Mortgage Pass Through Certificates, 3.39%, 5/15/45	1,000,000	1,035,956
CSMC, 5.38%, 2/15/40(a)	738,944	758,994
CSMC, 5.47%, 9/16/39+(a)	739,596	757,564
DBUBS Mortgage Trust, 3.74%, 11/10/46(a)	761,434	769,788
FHLMC Multifamily Structured Pass Through Certificates, 5.09%, 3/25/19	1,140,000	1,273,365
JPMorgan Chase Commercial Mortgage Securities Corp., 4.92%, 10/15/42+	430,331	430,602
JPMorgan Chase Commercial Mortgage Securities Corp., 5.40%, 5/15/45	1,809,805	1,866,079
ML-CFC Commercial Mortgage Trust, 5.42%, 8/12/48	250,000	261,951
Morgan Stanley Capital I, Inc., 3.88%, 9/15/47(a)	687,772	693,161
Morgan Stanley Capital I, Inc., 6.01%, 8/12/41+	895,081	923,922
OBP Depositor LLC Trust, 4.65%, 7/15/45(a)	1,040,000	1,143,824
RBSCF Trust, 6.15%, 2/16/51+(a)	1,027,586	1,058,450
RBSCF Trust, 6.24%, 12/16/49+(a)	887,485	921,044

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $15,757,462)		15,826,992

	PRINCIPAL AMOUNT	FAIR VALUE
FOREIGN BONDS—2.3%
Arab Republic of Egypt, 4.45%, 9/15/15	$2,000,000	$2,016,542
Hashemite Kingdom of Jordan, 2.50%, 10/30/20	5,000,000	5,162,515
Hashemite Kingdom of Jordan, 3.00%, 6/30/25	1,450,000	1,453,625
Ukraine Government AID Bonds, 1.85%, 5/29/20	1,000,000	1,000,788

TOTAL FOREIGN BONDS (COST $9,498,357)		9,633,470

MUNICIPAL BONDS—3.3%
Bridgeport Connecticut Housing Authority, 1.85%, 12/15/18	240,000	240,648
Cincinnati Ohio Water System Rev., 6.46%, 12/01/34	600,000	685,134
City of Lancaster PA, 5.59%, 11/15/34	1,000,000	1,015,710
Columbus Multi-High School Building Corp. Rev., 6.45%, 1/15/30	1,000,000	1,075,100
Findlay City School District, 6.25%, 12/01/37	270,000	277,430
Florida Housing Finance Corp. Multifamily Housing Rev. Garden Vista Apartments, 0.55%, 3/01/16(a)	1,000,000	999,870
Florida Housing Finance Corp. Multifamily Housing Rev. Ridge Club Apartments, 0.40%, 12/01/15	1,000,000	999,750
Fort Wayne International Airport Air Trade Center Building Corp., 4.25%, 7/15/16	500,000	510,515
Houston Independent School District, 6.17%, 2/15/34	1,000,000	1,109,760
Indianapolis Public School Multi-School Building, 5.73%, 7/15/29	1,500,000	1,630,275
LL&P Wind Energy, Inc., 5.73%, 12/01/17(a)	650,000	655,467
New Jersey St Housing and Mortgage Finance, 2.60%, 7/01/23	435,000	442,147
Osceola County Housing Finance Authority Rev., 3.35%, 7/01/23	305,000	316,044
St Paul Housing & Redevelopment Authority Rev., 2.99%, 7/01/21	1,250,000	1,236,525
State of Hawaii, Department of Business Economic Development & Tourism, 1.47%, 7/01/22	1,000,000	995,790
Warm Springs Reservation Confederated Tribe, 8.25%, 11/01/19	895,000	980,839
Wisconsin Department of Transportation, 5.84%, 7/01/30	800,000	872,728

TOTAL MUNICIPAL BONDS (COST $13,590,196)		14,043,732

CORPORATE BONDS—41.7%
AUTO COMPONENTS—0.4%
BorgWarner, Inc., 5.75%, 11/01/16	1,000,000	1,055,045
Delphi Corp., 5.00%, 2/15/23	492,000	523,980

		1,579,025

BANKS—2.7%
Bank of America Corp., 1.35%, 11/21/16	1,000,000	999,796
Bank of America Corp., 1.95%, 5/12/18	1,000,000	999,827
Bank of America Corp., 3.30%, 1/11/23	500,000	492,418
Bank of America Corp., 5.65%, 5/01/18	1,250,000	1,373,135
Citigroup, Inc., 4.45%, 1/10/17	500,000	522,380
Citigroup, Inc., 6.13%, 11/21/17	1,000,000	1,099,972

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund
June 30, 2015 (unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—41.7%, continued
BANKS—2.7%, continued
Discover Bank/Greenwood DE, 3.10%, 6/04/20	$1,000,000	$999,005
JPMorgan Chase & Co., 2.25%, 1/23/20	500,000	491,342
JPMorgan Chase & Co., 4.63%, 5/10/21	500,000	540,827
JPMorgan Chase Bank NA, 5.88%, 6/13/16	700,000	731,341
Manufacturers & Traders Trust Co., 2.10%, 2/06/20	500,000	492,625
Manufacturers & Traders Trust Co., 6.63%, 12/04/17	600,000	670,609
US Bank NA/Cincinnati OH, 2.80%, 1/27/25	1,250,000	1,195,984
Wells Fargo & Co., 3.50%, 3/08/22	887,000	911,134

		11,520,395

BEVERAGES—0.3%
Bottling Group LLC, 5.13%, 1/15/19	1,000,000	1,108,387

BIOTECHNOLOGY—0.3%
Amgen, Inc., 5.70%, 2/01/19	1,000,000	1,117,071

BUILDING PRODUCTS—0.3%
Masco Corp., 6.13%, 10/03/16	500,000	526,250
Owens Corning, 4.20%, 12/01/24	750,000	736,176

		1,262,426

CAPITAL MARKETS—2.2%
Bank of New York Mellon Corp., Perpetual Bond, 4.95%, 12/31/49+	1,000,000	992,500
Goldman Sachs Group, Inc., 3.50%, 1/23/25	1,000,000	969,794
Goldman Sachs Group, Inc., 6.00%, 6/15/20	1,200,000	1,371,271
Jefferies Group LLC, 8.50%, 7/15/19	900,000	1,068,438
Morgan Stanley, 2.20%, 12/07/18	910,000	915,201
Morgan Stanley, 5.63%, 9/23/19	1,500,000	1,680,891
Raymond James Financial, Inc., 8.60%, 8/15/19	1,000,000	1,221,019
State Street Corp., 7.35%, 6/15/26	1,000,000	1,305,051

		9,524,165

CHEMICALS—0.5%
Ecolab, Inc., 4.35%, 12/08/21	500,000	539,421
NOVA Chemicals Corp., 5.25%, 8/01/23(a)	500,000	507,500
Potash Corp of Saskatchewan, Inc., 5.88%, 12/01/36	840,000	969,350

		2,016,271

COMMERCIAL SERVICES & SUPPLIES—0.2%
Steelcase, Inc., 6.38%, 2/15/21	750,000	840,890

COMMUNICATIONS EQUIPMENT—0.1%
Juniper Networks, Inc., 3.30%, 6/15/20	500,000	503,543

CONSTRUCTION MATERIALS—0.3%
Martin Marietta Materials, Inc., 6.60%, 4/15/18	1,000,000	1,119,336

CONSUMER FINANCE—0.4%
Ally Financial, Inc., 3.25%, 9/29/17	500,000	500,000
Ford Motor Credit Co. LLC, 4.25%, 2/03/17	500,000	519,689
Harley-Davidson Financial Services, Inc., 2.70%, 3/15/17(a)	500,000	511,206

		1,530,895

CONTAINERS & PACKAGING—0.2%
Sonoco Products Co., 5.75%, 11/01/40	850,000	917,410

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—41.7%, continued
DIVERSIFIED CONSUMER SERVICES—0.1%
Washington Post Co., 7.25%, 2/01/19	$575,000	$641,043

DIVERSIFIED FINANCIAL SERVICES—1.1%
GATX Corp., 2.60%, 3/30/20	897,000	885,083
General Electric Capital Corp., 6.15%, 8/07/37	1,000,000	1,243,397
McGraw Hill Financial, Inc., 4.00%, 6/15/25(a)	500,000	499,506
Moody’s Corp., 5.50%, 9/01/20	1,000,000	1,122,528
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	780,000	992,626

		4,743,140

DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
AT&T, Inc., 2.45%, 6/30/20	500,000	490,134
Frontier Communications Corp., 7.13%, 3/15/19	750,000	774,375
Verizon Communications, Inc., 2.55%, 6/17/19	485,000	491,630
Verizon Communications, Inc., 6.00%, 4/01/41	500,000	550,047
Verizon Communications, Inc., 6.55%, 9/15/43	500,000	584,877

		2,891,063

EDUCATION—0.2%
Massachusetts Institute of Technology, 3.96%, 7/01/38	1,000,000	996,068

ELECTRIC UTILITIES—2.5%
Florida Power & Light Co., 4.05%, 10/01/44	500,000	485,494
ITC Holdings Corp., 5.50%, 1/15/20(a)	1,000,000	1,094,905
MidAmerican Energy Co., 6.75%, 12/30/31	1,500,000	1,958,908
NextEra Energy Capital Holdings, Inc., 2.70%, 9/15/19	500,000	503,358
NSTAR Electric Co., 5.50%, 3/15/40	1,000,000	1,173,694
Oncor Electric Delivery Co. LLC, 6.80%, 9/01/18	750,000	867,916
Pennsylvania Electric Co., 5.20%, 4/01/20	500,000	547,383
Portland General Electric Co., 6.10%, 4/15/19	1,100,000	1,252,675
Potomac Edison Co., 5.13%, 8/15/15	1,000,000	1,004,804
Potomac Electric Power Co., 6.50%, 11/15/37	1,000,000	1,285,745
Southern Power Co., 2.38%, 6/01/20	240,000	236,962

		10,411,844

ELECTRICAL EQUIPMENT—0.1%
Thomas & Betts Corp., 5.63%, 11/15/21	500,000	582,251

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.0%**
Arrow Electronics, Inc., 3.00%, 3/01/18	165,000	167,608

FOOD & STAPLES RETAILING—0.7%
Koninklijke Ahold NV, 7.82%, 1/02/20	489,168	538,085
Smith’s Food & Drug Centers, Inc. Pass Through Trust, 9.20%, 7/02/18	853,513	952,958
Wal-Mart Stores, Inc., 7.55%, 2/15/30	1,000,000	1,417,167

		2,908,210

FOOD PRODUCTS—1.3%
Bunge Ltd. Finance Corp., 3.20%, 6/15/17	1,000,000	1,029,636
Cargill, Inc., 7.50%, 9/01/26(a)	1,250,000	1,649,541
ConAgra Foods, Inc., 4.95%, 8/15/20	500,000	542,020
JM Smucker Co., 3.50%, 3/15/25(a)	1,250,000	1,224,613
Kraft Foods Group, Inc., 5.38%, 2/10/20	1,000,000	1,116,191

		5,562,001

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund
June 30, 2015 (unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—41.7%, continued
FOREIGN AGENCY—1.2%
Export Development Canada, 0.88%, 1/30/17	$1,500,000	$1,504,425
KFW, 1.75%, 10/15/19	1,500,000	1,508,749
Kommunalbanken AS, 2.13%, 2/11/25(a)	1,000,000	956,600
Svensk Exportkredit AB, 1.88%, 6/23/20	1,000,000	998,737

		4,968,511

GAS UTILITIES—0.5%
Indiana Gas Co., Inc., 6.55%, 6/30/28	250,000	290,244
Laclede Group, Inc., 2.55%, 8/15/19	1,250,000	1,241,746
National Fuel Gas Co., 6.50%, 4/15/18	500,000	532,541

		2,064,531

HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
DENTSPLY International, Inc., 2.75%, 8/15/16	570,000	579,150
Mallinckrodt International Finance SA, 3.50%, 4/15/18	500,000	501,250
Medtronic, Inc., 2.50%, 3/15/20(a)	625,000	626,044
Zimmer Biomet Holdings, Inc., 4.63%, 11/30/19	500,000	543,626

		2,250,070

HEALTH CARE PROVIDERS & SERVICES—0.8%
Howard Hughes Medical Institute, 3.50%, 9/01/23	1,500,000	1,544,915
Laboratory Corp of America Holdings, 2.63%, 2/01/20	1,000,000	992,250
Laboratory Corp of America Holdings, 3.13%, 5/15/16	500,000	508,279
McKesson Corp., 6.00%, 3/01/41	474,000	544,812

		3,590,256

HOME BUILDERS—0.2%
DR Horton, Inc., 3.63%, 2/15/18	750,000	764,063

HOTELS, RESTAURANTS & LEISURE—0.4%
Brinker International, Inc., 2.60%, 5/15/18	500,000	500,977
Darden Restaurants, Inc., 3.35%, 11/01/22	145,000	136,105
Hyatt Hotels Corp., 3.38%, 7/15/23	1,000,000	973,774

		1,610,856

HOUSEHOLD PRODUCTS—0.1%
Church & Dwight Co., Inc., 3.35%, 12/15/15	500,000	505,745

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.0%
FPL Energy American Wind LLC, 6.64%, 6/20/23(a)	639,839	701,318
FPL Energy National Wind LLC, 5.61%, 3/10/24(a)	365,818	382,280
Harper Lake Solar Funding Corp., 7.65%, 12/31/18(a)	660,412	709,943
LS Power Funding Corp., 8.08%, 12/30/16	504,680	529,914
Midland Cogeneration Venture LP, 5.25%, 3/15/25(a)	240,524	248,376
Midland Cogeneration Venture LP, 6.00%, 3/15/25(a)	588,978	636,744
NRG Yield Operating LLC, 5.38%, 8/15/24(a)	500,000	503,750
Salton Sea Funding Corp., 7.48%, 11/30/18	481,515	491,582
Solar Star Funding LLC, 3.95%, 6/30/35(a)	335,000	308,691
Solar Star Funding LLC, 5.38%, 6/30/35(a)	500,000	555,288
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17(a)	918,978	956,452

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—41.7%, continued
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—2.0%, continued
Tenaska Virginia Partners LP, 6.12%, 3/30/24(a)	$399,225	$440,366
Topaz Solar Farms LLC, 4.88%, 9/30/39(a)	350,000	368,759
Topaz Solar Farms LLC, 5.75%, 9/30/39(a)	800,000	905,871
TransAlta Corp., 6.65%, 5/15/18	500,000	552,562
Utility Contract Funding LLC, 7.94%, 10/01/16(a)	210,584	220,144

		8,512,040

INDUSTRIAL CONGLOMERATES—0.1%
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 1/15/19	500,000	508,381

INSURANCE—2.4%
Fidelity National Financial, Inc., 5.50%, 9/01/22	725,000	762,696
Horace Mann Educators Corp., 6.85%, 4/15/16	750,000	782,794
Kemper Corp., 4.35%, 2/15/25	1,250,000	1,242,058
Liberty Mutual Group, Inc., 4.95%, 5/01/22(a)	1,050,000	1,128,758
Markel Corp., 3.63%, 3/30/23	400,000	394,237
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	250,000	250,809
OneBeacon US Holdings Inc, 4.60%, 11/09/22	1,000,000	1,019,542
Progressive Corp., 6.70%, 6/15/37+	500,000	521,250
Provident Cos., Inc., 7.00%, 7/15/18	340,000	384,932
Prudential Financial, Inc., 5.87%, 9/15/42+	500,000	528,400
RLI Corp., 4.88%, 9/15/23	1,000,000	1,034,297
TIAA Asset Management Finance Co. LLC, 2.95%, 11/01/19(a)	1,000,000	1,006,988
W.R. Berkley Corp., 4.63%, 3/15/22	250,000	265,808
W.R. Berkley Corp., 6.15%, 8/15/19	710,000	800,582

		10,123,151

IT SERVICES—0.6%
Broadridge Financial Solutions, Inc., 3.95%, 9/01/20	1,000,000	1,040,098
Fiserv, Inc., 2.70%, 6/01/20	1,000,000	998,081
Xerox Corp., 2.75%, 3/15/19	500,000	507,175

		2,545,354

MACHINERY—1.1%
Harsco Corp., 5.75%, 5/15/18	750,000	772,500
Illinois Tool Works, Inc., 3.90%, 9/01/42	1,000,000	932,680
Kennametal, Inc., 2.65%, 11/01/19	1,000,000	993,843
Pall Corp., 5.00%, 6/15/20	1,000,000	1,095,215
Snap-On, Inc., 4.25%, 1/15/18	500,000	532,840
Valmont Industries, Inc., 6.63%, 4/20/20	334,000	385,431

		4,712,509

MEDIA—0.9%
Comcast Corp., 4.75%, 3/01/44	500,000	507,572
Comcast Corp., 5.15%, 3/01/20	1,000,000	1,125,673
Omnicom Group, Inc., 6.25%, 7/15/19	1,000,000	1,144,822
Scripps Networks Interactive, Inc., 2.80%, 6/15/20	500,000	492,563
Time Warner Cable, Inc., 4.50%, 9/15/42	500,000	407,851

		3,678,481

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund
June 30, 2015 (unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—41.7%, continued
METALS & MINING—0.4%
Newcrest Finance Pty Ltd., 4.45%, 11/15/21(a)	$1,000,000	$985,708
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	705,000	693,542

		1,679,250

MULTILINE RETAIL—0.3%
Dollar General Corp., 4.13%, 7/15/17	700,000	731,977
Macy’s Retail Holdings, Inc., 9.50%, 4/15/21	540,000	630,984

		1,362,961

MULTI-UTILITIES—0.7%
Consumers Energy Co., 6.70%, 9/15/19	750,000	879,751
Puget Energy, Inc., 5.63%, 7/15/22	750,000	842,944
Puget Sound Energy, Inc., 6.74%, 6/15/18	1,000,000	1,138,030

		2,860,725

OIL, GAS & CONSUMABLE FUELS—0.8%
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,000,000	1,279,079
Denbury Resources, Inc., 4.63%, 7/15/23	600,000	504,000
Merey Sweeny LP, 8.85%, 12/18/19(a)	470,410	541,372
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(a)	572,700	617,084
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.83%, 9/30/16(a)	301,400	311,226

		3,252,761

PAPER & FOREST PRODUCTS—0.4%
Domtar Corp., 9.50%, 8/01/16	702,000	755,874
PH Glatfelter Co., 5.38%, 10/15/20	750,000	768,750

		1,524,624

PHARMACEUTICALS—0.4%
AbbVie, Inc., 2.00%, 11/06/18	500,000	500,220
AbbVie, Inc., 2.50%, 5/14/20	500,000	494,871
Merck & Co., Inc., 1.85%, 2/10/20	700,000	694,140

		1,689,231

PIPELINES—1.3%
Columbia Pipeline Group, Inc., 3.30%, 6/01/20(a)	600,000	602,341
Enbridge Energy Partners LP, 5.20%, 3/15/20	500,000	539,133
Florida Gas Transmission Co. LLC, 4.00%, 7/15/15(a)	1,000,000	1,000,799
Kern River Funding Corp., 4.89%, 4/30/18(a)	652,000	696,178
Kern River Funding Corp., 6.68%, 7/31/16(a)	445,588	464,317
Northern Natural Gas Co., 4.10%, 9/15/42(a)	1,000,000	978,115
Spectra Energy Capital LLC, 6.75%, 7/15/18	800,000	894,394
Williams Partners LP / ACMP Finance Corp., 4.88%, 5/15/23	500,000	493,205

		5,668,482

PROFESSIONAL SERVICES—0.5%
Dun & Bradstreet Corp., 2.88%, 11/15/15	250,000	251,966
Dun & Bradstreet Corp., 4.38%, 12/01/22	1,000,000	996,432
Verisk Analytics, Inc., 5.80%, 5/01/21	960,000	1,080,091

		2,328,489

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—41.7%, continued
REAL ESTATE INVESTMENT TRUSTS (REITS)—1.4%
Digital Realty Trust LP, 3.95%, 7/01/22	$1,250,000	$1,247,408
ERP Operating LP, 7.13%, 10/15/17	1,104,000	1,236,695
Health Care REIT, Inc., 4.70%, 9/15/17	1,018,000	1,083,038
National Retail Properties, Inc., 3.80%, 10/15/22	250,000	252,590
Regency Centers LP, 3.75%, 6/15/24	1,000,000	999,513
Vornado Realty LP, 2.50%, 6/30/19	1,000,000	998,618

		5,817,862

ROAD & RAIL—2.0%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	1,000,000	1,147,441
Burlington Northern Santa Fe LLC, 7.16%, 1/02/20	655,782	736,933
ERAC USA Finance LLC, 5.90%, 11/15/15(a)	1,000,000	1,018,277
JB Hunt Transport Services, Inc., 3.38%, 9/15/15	1,000,000	1,005,027
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	500,000	487,791
Norfolk Southern Corp., 4.84%, 10/01/41	1,000,000	1,024,519
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.75%, 5/11/17(a)	1,000,000	1,034,613
Ryder System, Inc., 2.50%, 5/11/20	795,000	789,173
Ryder System, Inc., 2.65%, 3/02/20	455,000	454,266
TTX Co., 2.60%, 6/15/20(a)	1,000,000	998,986

		8,697,026

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
Applied Materials, Inc., 7.13%, 10/15/17	500,000	557,910
KLA-Tencor Corp., 3.38%, 11/01/19	600,000	616,313
Lam Research Corp., 2.75%, 3/15/20	1,000,000	993,152
Maxim Integrated Products, Inc., 3.38%, 3/15/23	500,000	488,814
QUALCOMM, Inc., 2.25%, 5/20/20	1,035,000	1,029,699
Xilinx, Inc., 2.13%, 3/15/19	500,000	499,168

		4,185,056

SOFTWARE—0.1%
Symantec Corp., 2.75%, 6/15/17	500,000	506,180

SPECIALTY RETAIL—0.7%
Advance Auto Parts, Inc., 4.50%, 1/15/22	402,000	422,024
Lowe’s Cos., Inc., 4.65%, 4/15/42	1,000,000	1,030,992
O’Reilly Automotive, Inc., 3.80%, 9/01/22	1,000,000	1,020,010
Staples, Inc., 2.75%, 1/12/18	580,000	585,179

		3,058,205

SUPRANATIONAL—5.6%
African Development Bank, 0.75%, 10/18/16	1,000,000	1,002,037
Asian Development Bank, 2.13%, 3/19/25	1,000,000	967,546
European Bank for Reconstruction & Development, 1.63%, 4/10/18	500,000	504,268
European Investment Bank, 2.50%, 10/15/24	1,000,000	998,178
Inter-American Development Bank, 1.50%, 9/25/18	2,500,000	2,523,472
Inter-American Development Bank, 2.13%, 11/09/20	3,000,000	3,055,479
Inter-American Development Bank, 4.38%, 1/24/44	3,000,000	3,475,686

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund
June 30, 2015 (unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—41.7%, continued
SUPRANATIONAL—5.6%, continued
International Bank for Reconstruction & Development, 0.22%, 7/22/15+	$500,000	$499,970
International Bank for Reconstruction & Development, 0.38%, 8/24/15	1,000,000	1,000,381
International Bank for Reconstruction & Development, 2.13%, 3/03/25	500,000	483,200
International Finance Corp., 0.50%, 5/16/16	3,250,000	3,250,949
International Finance Corp., 0.63%, 11/15/16	2,000,000	1,999,068
International Finance Facility for Immunisation, 0.47%, 7/05/16+(a)	2,000,000	2,000,196
Nordic Investment Bank, 2.25%, 9/30/21	1,000,000	1,011,304
North American Development Bank, 2.30%, 10/10/18	1,000,000	1,017,710

		23,789,444

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
Hewlett-Packard Co., 3.30%, 12/09/16	500,000	513,238
Seagate HDD Cayman, 3.75%, 11/15/18	635,000	662,009

		1,175,247

TEXTILES, APPAREL & LUXURY GOODS—0.4%
Hanesbrands, Inc., 6.38%, 12/15/20	745,000	778,525
Levi Strauss & Co., 6.88%, 5/01/22	750,000	800,625

		1,579,150

TOTAL CORPORATE BONDS (COST $171,337,388)		176,951,683

CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Calvert Social Investment Foundation, Inc., 0.50%, 6/15/16(b)	3,000,000	3,000,000
Calvert Social Investment Foundation, Inc., 1.00%, 12/15/17(b)	1,200,000	1,200,000

TOTAL CORPORATE NOTES (COST $4,200,000)		4,200,000

U.S. GOVERNMENT AGENCIES—42.9%
FEDERAL FARM CREDIT BANK—0.5%
4.88%, 12/16/15	2,000,000	2,042,104

FEDERAL HOME LOAN BANK—4.6%
0.63%, 11/23/16	4,000,000	4,002,424
3.38%, 6/12/20	1,000,000	1,076,927
5.00%, 11/17/17	5,500,000	6,033,956
5.50%, 7/15/36	6,570,000	8,499,859

		19,613,166

FEDERAL HOME LOAN MORTGAGE CORP.—18.6%
1.25%, 10/02/19	2,710,000	2,673,819
1.38%, 5/01/20	4,000,000	3,943,156
2.38%, 1/13/22	7,960,000	8,059,261
2.48%, 5/01/34+	169,683	180,165
2.48%, 5/01/34+	102,763	109,686
2.50%, 10/01/27	1,412,902	1,443,404
3.00%, 11/01/32	2,406,504	2,449,853
3.00%, 11/01/32	1,584,225	1,612,695
3.00%, 1/01/43	1,793,008	1,788,088
3.00%, 5/01/43	2,637,931	2,629,483
3.50%, 10/01/41	1,260,621	1,299,411
3.50%, 2/01/42	1,866,454	1,924,054

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—42.9%, continued
FEDERAL HOME LOAN MORTGAGE CORP.—18.6%, continued
3.50%, 6/01/42	$2,049,114	$2,113,075
3.50%, 6/01/42	2,060,175	2,124,282
3.50%, 8/01/42	2,248,638	2,318,565
3.50%, 11/01/44	2,711,706	2,792,813
3.50%, 4/01/45	2,982,112	3,071,407
3.75%, 3/27/19	3,020,000	3,281,016
4.00%, 11/01/24	905,146	956,747
4.00%, 10/01/25	385,200	408,095
4.00%, 10/01/41	1,137,608	1,205,301
4.00%, 2/01/42	660,214	698,654
4.50%, 6/01/18	112,911	117,592
4.50%, 10/01/35	466,405	505,767
4.50%, 6/01/39	740,627	800,835
4.50%, 7/01/39	829,228	897,421
4.50%, 11/01/39	797,646	863,170
4.50%, 9/01/40	1,148,952	1,243,647
4.50%, 5/01/41	2,219,985	2,403,297
4.50%, 7/01/41	2,321,466	2,509,718
4.88%, 6/13/18	6,200,000	6,885,925
5.00%, 4/01/19	81,468	85,383
5.00%, 12/01/21	175,208	186,183
5.00%, 7/01/35	228,825	252,812
5.00%, 3/01/38	740,849	816,047
5.00%, 6/01/39	1,148,718	1,265,197
5.00%, 9/01/41	1,123,189	1,243,995
5.50%, 7/18/16	3,500,000	3,684,552
5.50%, 4/01/22	102,339	109,701
5.50%, 11/01/33	87,047	97,613
5.50%, 3/01/36	111,373	124,770
5.50%, 6/01/36	176,580	197,765
5.50%, 12/01/36	153,356	171,658
6.00%, 9/01/17	59,170	61,116
6.00%, 4/01/27	272,054	307,539
6.00%, 6/01/36	177,055	202,526
6.00%, 8/01/37	91,802	104,044
6.25%, 7/15/32	4,500,000	6,253,331
7.00%, 2/01/30	142,512	159,333
7.00%, 3/01/31	87,683	103,521
7.50%, 7/01/30	237,482	279,711

		79,017,199

FEDERAL NATIONAL MORTGAGE ASSOCIATION—17.8%
1.13%, 4/27/17	2,000,000	2,015,188
1.63%, 10/26/15	3,600,000	3,617,024
1.83%, 2/01/34+	162,748	167,493
2.19%, 1/01/23	2,000,000	1,943,908
2.37%, 5/01/37+	194,848	207,970
2.40%, 6/01/33+	75,044	78,296
2.45%, 5/01/34+	144,379	154,009
2.50%, 9/01/27	1,766,188	1,800,912
2.50%, 11/01/27	2,485,162	2,534,060
2.50%, 1/01/28	1,680,030	1,711,040
2.63%, 9/06/24	5,000,000	5,001,930
3.00%, 12/01/32	2,379,879	2,427,917
3.00%, 6/01/42	2,544,264	2,548,458
3.00%, 8/01/42	2,337,159	2,341,017
3.00%, 8/01/42	2,336,100	2,339,944

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Intermediate Income Fund
June 30, 2015 (unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—42.9%, continued
FEDERAL NATIONAL MORTGAGE ASSOCIATION—17.8%, continued
3.00%, 6/01/43	$2,227,542	$2,229,148
3.50%, 7/01/20	472,083	498,008
3.50%, 10/01/25	390,082	412,361
3.50%, 2/01/41	1,483,050	1,532,213
3.50%, 5/01/42	1,807,128	1,868,171
3.50%, 12/01/42	2,708,606	2,800,210
4.00%, 3/01/26	1,283,446	1,371,805
4.00%, 12/01/40	1,547,065	1,647,341
4.00%, 1/01/41	1,107,520	1,177,169
4.00%, 10/01/41	1,034,989	1,101,808
4.00%, 11/01/41	922,565	980,275
4.00%, 12/01/41	1,271,986	1,353,814
4.00%, 12/01/41	2,409,886	2,564,643
4.00%, 1/01/42	2,568,794	2,737,237
4.00%, 12/01/44	3,105,054	3,315,690
4.38%, 10/15/15	3,200,000	3,238,534
4.50%, 9/01/40	738,911	800,602
4.50%, 10/01/40	730,811	791,628
5.00%, 2/13/17	1,800,000	1,928,061
5.00%, 7/01/18	83,787	87,709
5.00%, 9/01/18	111,912	117,151
5.00%, 4/01/25	214,164	236,249
5.00%, 7/01/25	164,093	181,098
5.00%, 10/01/25	213,042	235,151
5.00%, 10/01/35	301,064	333,028
5.50%, 6/01/22	174,114	189,341
5.50%, 11/01/25	65	73
5.50%, 2/01/34	120,348	135,802
5.50%, 1/01/35	228,337	256,997
5.50%, 10/01/35	321,648	362,163
5.50%, 6/01/36	74,858	83,926
5.50%, 11/01/36	128,255	143,793
5.63%, 7/15/37	6,000,000	7,932,642
6.00%, 10/01/33	95,481	109,176
6.00%, 11/01/34	265,369	303,374
6.00%, 10/01/35	159,164	181,966
6.00%, 6/01/36	93,728	106,672
6.63%, 11/15/30	2,250,000	3,179,734
7.00%, 11/01/19	14,707	15,668
7.00%, 11/01/19	11,851	12,589
8.50%, 9/01/26	60,528	68,474

		75,510,660

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.4%
1.75%, 1/20/34+	86,361	89,546
2.25%, 4/16/42	1,289,703	1,316,325
5.50%, 10/20/38	65,986	70,784
6.50%, 11/20/38	23,304	25,195
6.75%, 4/15/16	1,531	1,537
7.00%, 12/20/30	33,915	40,970
7.00%, 10/20/31	25,592	31,227
7.00%, 3/20/32	85,717	104,973

		1,680,557

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—42.9%, continued
OVERSEAS PRIVATE INVESTMENT CORP.—0.7%
3.28%, 9/15/29	$1,100,000	$1,114,279
3.54%, 6/15/30	882,356	936,273
3.82%, 6/01/33	1,000,000	1,049,404

		3,099,956

SMALL BUSINESS ADMINISTRATION—0.1%
0.60%, 2/25/32+	412,646	411,871

UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT—0.2%
2.35%, 8/01/21	1,000,000	991,365

TOTAL U.S. GOVERNMENT AGENCIES (COST $179,510,696)		182,366,878

INVESTMENT COMPANY—0.9%
MUTUAL FUND—0.9%
Pax World High Yield Bond Fund, Individual Investor Class (COST $4,199,236)	530,984	3,663,788

TOTAL INVESTMENTS (Cost* $411,145,091—Unrealized gain/loss $8,678,331)—98.9%		$419,823,422
Other assets in excess of liabilities—1.1%		4,874,046

NET ASSETS—100%		$424,697,468

+	Variable rate security. Rates presented are the rates in effect at June 30, 2015.
(a)	144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At June 30, 2015, these securities were valued at $42,987,501 or 10.1% of net assets.
(b)	Illiquid security
*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

Rev.	—	Revenue
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis International Index Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%
AUSTRALIA—5.6%
BANKS—2.1%
Australia & New Zealand Banking Group Ltd.	6,107	$151,722
Australia & New Zealand Banking Group Ltd.- ADR	36,061	892,870
Commonwealth Bank of Australia	8,732	573,536
Commonwealth Bank of Australia- ADR	919	60,300
National Australia Bank Ltd.	4,644	119,352
National Australia Bank Ltd.- ADR	57,186	727,406
Westpac Banking Corp.	4,051	100,486
Westpac Banking Corp.- ADR	43,855	1,084,973

		3,710,645

BIOTECHNOLOGY—0.2%
CSL Ltd.	2,979	198,747
CSL Ltd.- ADR	6,332	210,855

		409,602

CAPITAL MARKETS—0.2%
Macquarie Group Ltd.	3,958	248,579
Macquarie Group Ltd.- ADR	2,747	172,979

		421,558

CHEMICALS—0.2%
Orica Ltd.	19,480	319,834

CONTAINERS & PACKAGING—0.2%
Amcor Ltd.	15,893	168,238
Amcor Ltd.- ADR	3,500	148,575

		316,813

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telstra Corp. Ltd.	17,682	83,765
Telstra Corp. Ltd.- ADR	10,910	257,258

		341,023

FOOD & STAPLES RETAILING—0.3%
Wesfarmers Ltd.	16,433	494,857

INSURANCE—0.2%
Suncorp Group Ltd.	46,152	478,223

METALS & MINING—1.3%
Alumina Ltd.- ADR	41,858	195,477
BHP Billiton Ltd.- ADR	31,920	1,299,463
BHP Billiton plc	30,582	600,169
Newcrest Mining Ltd.- ADR(a)	9,928	100,074
South32 Ltd.(a)	30,582	41,325
South32 Ltd.- ADR(a)	12,768	85,673

		2,322,181

OIL, GAS & CONSUMABLE FUELS—0.6%
Origin Energy Ltd.	43,674	403,349
Woodside Petroleum Ltd.	18,241	481,748
Woodside Petroleum Ltd.- ADR	5,235	139,277

		1,024,374

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.1%
Scentre Group REIT	25,459	73,661

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
AUSTRALIA—5.6%, continued
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.1%, continued
Shopping Centres Australasia Property Group REIT	1	$2
Westfield Corp. REIT	20,433	143,777

		217,440

TRANSPORTATION INFRASTRUCTURE—0.0%**
Sydney Airport	463	1,779

		10,058,329

AUSTRIA—0.1%
BANKS—0.1%
Erste Group Bank AG(a)	757	21,500
Erste Group Bank AG- ADR(a)	12,078	172,836

		194,336

BELGIUM—0.4%
FOOD & STAPLES RETAILING—0.4%
Colruyt SA	2,958	132,453
Delhaize Group	1,156	95,446
Delhaize Group- ADR	22,300	460,049

		687,948

BRAZIL—1.5%
BANKS—0.2%
Banco Bradesco SA- ADR	43,998	403,022

CHEMICALS—0.1%
Braskem SA- ADR	10,037	86,920

ELECTRIC UTILITIES—0.1%
Cia Energetica de Minas Gerais- ADR	52,928	201,656

FOOD PRODUCTS—0.3%
BRF SA- ADR	26,662	557,502

METALS & MINING—0.3%
Cia Siderurgica Nacional SA- ADR	64,043	105,671
Gerdau SA- ADR	59,830	144,190
Vale SA- ADR	51,251	301,869

		551,730

OIL, GAS & CONSUMABLE FUELS—0.4%
Petroleo Brasileiro SA- ADR(a)	39,388	356,461
Ultrapar Participacoes SA- ADR	17,683	371,697

		728,158

WATER UTILITIES—0.1%
Cia de Saneamento Basico do Estado de Sao Paulo- ADR	26,970	139,704

		2,668,692

CANADA—6.0%
AUTO COMPONENTS—0.4%
Magna International, Inc.	11,430	641,109

BANKS—1.6%
Bank of Montreal	7,625	452,010
Bank of Nova Scotia	12,180	628,854
Canadian Imperial Bank of Commerce	3,074	226,615
Royal Bank of Canada	14,189	867,657
Toronto-Dominion Bank	18,236	775,212

		2,950,348

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
CANADA—6.0%, continued
CHEMICALS—0.6%
Agrium, Inc.	3,522	$373,156
Methanex Corp.	7,953	442,664
Potash Corp of Saskatchewan, Inc.	10,495	325,030

		1,140,850

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.1%
TransAlta Corp.	14,668	113,677

INSURANCE—0.4%
Manulife Financial Corp.	22,525	418,740
Sun Life Financial, Inc.	8,848	295,523

		714,263

MEDIA—0.1%
Shaw Communications, Inc., Class B	7,330	159,721

METALS & MINING—0.4%
Barrick Gold Corp.	12,151	129,530
Goldcorp, Inc.	17,370	281,394
Teck Resources Ltd., Class B	23,545	233,331

		644,255

OIL, GAS & CONSUMABLE FUELS—1.1%
Advantage Oil & Gas Ltd.(a)	18,950	119,954
Cenovus Energy, Inc.	15,514	248,379
Enbridge, Inc.	18,096	846,712
Encana Corp.	21,865	240,952
Suncor Energy, Inc.	21,761	598,863

		2,054,860

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
Brookfield Asset Management, Inc., Class A	20,511	716,449

ROAD & RAIL—0.9%
Canadian National Railway Co.	12,210	705,127
Canadian Pacific Railway Ltd.	5,165	827,588

		1,532,715

		10,668,247

CHILE—0.3%
AIRLINES—0.1%
Latam Airlines Group SA- ADR(a)	21,752	153,134

BEVERAGES—0.1%
Embotelladora Andina SA, Class B- ADR	6,720	133,997

CHEMICALS—0.1%
Sociedad Quimica y Minera de Chile SA- ADR	10,318	165,294

		452,425

CHINA—4.0%
AIRLINES—0.2%
China Southern Airlines Co. Ltd.- ADR(a)	5,546	323,554

BANKS—0.6%
China Construction Bank Corp.- ADR	55,276	1,008,787

CHEMICALS—0.2%
Sinopec Shanghai Petrochemical Co. Ltd.- ADR(a)	7,041	379,017

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
CHINA—4.0%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Telecom Corp. Ltd.- ADR	6,115	$360,968

INSURANCE—1.1%
China Life Insurance Co. Ltd.- ADR	66,612	1,449,477
Ping An Insurance Group Co. of China Ltd.- ADR	16,913	452,085

		1,901,562

INTERNET SOFTWARE & SERVICES—1.3%
Tencent Holdings Ltd.- ADR	119,811	2,402,210

ROAD & RAIL—0.1%
Guangshen Railway Co. Ltd.- ADR	8,797	240,510

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
Lenovo Group Ltd.- ADR	18,577	515,326

		7,131,934

COLOMBIA—0.6%
BANKS—0.3%
BanColombia SA- ADR	10,431	448,533

OIL, GAS & CONSUMABLE FUELS—0.3%
Ecopetrol SA- ADR	46,852	621,257

		1,069,790

DENMARK—1.1%
BANKS—0.2%
Danske Bank A/S	7,264	213,625
Danske Bank A/S- ADR	6,614	97,093

		310,718

PHARMACEUTICALS—0.9%
Novo Nordisk A/S- ADR	28,510	1,561,208

		1,871,926

FINLAND—0.4%
COMMUNICATIONS EQUIPMENT—0.1%
Nokia OYJ- ADR	31,017	212,467

MACHINERY—0.1%
Kone OYJ, Class B	6,179	250,747

PAPER & FOREST PRODUCTS—0.2%
Stora Enso OYJ- ADR	32,308	332,126

		795,340

FRANCE—6.8%
AUTO COMPONENTS—0.6%
Cie Generale des Etablissements Michelin	1,074	112,539
Cie Generale des Etablissements Michelin- ADR	25,215	529,767
Valeo SA	338	53,263
Valeo SA- ADR	4,352	344,853

		1,040,422

AUTOMOBILES—0.3%
Renault SA	5,464	569,072

BANKS—0.9%
BNP Paribas SA- ADR	28,958	882,350
Credit Agricole SA	11,014	163,801

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
FRANCE—6.8%, continued
BANKS—0.9%, continued
Credit Agricole SA- ADR	14,211	$105,872
Societe Generale SA	4,111	191,897
Societe Generale SA- ADR	36,300	342,309

		1,686,229

BUILDING PRODUCTS—0.3%
Cie de Saint-Gobain	11,742	527,157

CONSTRUCTION & ENGINEERING—0.3%
Bouygues SA	956	35,742
Vinci SA- ADR	30,694	443,835

		479,577

CONSTRUCTION MATERIALS—0.1%
Lafarge SA	430	28,399
Lafarge SA- ADR	6,876	113,935

		142,334

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Orange SA- ADR	20,175	309,888
Vivendi SA	9,270	233,822

		543,710

ELECTRICAL EQUIPMENT—0.5%
Legrand SA	17,254	968,706

ENERGY EQUIPMENT & SERVICES—0.3%
CGG SA(a)	670	3,746
CGG SA- ADR(a)	7,732	44,459
Technip SA- ADR	26,180	408,146

		456,351

FOOD & STAPLES RETAILING—0.2%
Carrefour SA	1,523	48,764
Carrefour SA- ADR	49,035	316,276

		365,040

FOOD PRODUCTS—0.6%
Danone SA- ADR	79,720	1,032,374

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Essilor International SA	4,503	537,158
Essilor International SA- ADR	952	57,501

		594,659

INSURANCE—0.5%
AXA SA- ADR	34,977	883,169

MEDIA—0.3%
Publicis Groupe SA- ADR	26,260	487,385

MULTI-UTILITIES—0.4%
GDF Suez	2,524	46,823
GDF Suez- ADR	17,681	329,308
Veolia Environnement SA	11,656	237,673
Veolia Environnement SA- ADR	8,771	179,104

		792,908

PERSONAL PRODUCTS—0.6%
L’Oreal SA	382	68,140
L’Oreal SA- ADR	26,720	957,110

		1,025,250

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
FRANCE—6.8%, continued
SOFTWARE—0.3%
Dassault Systemes- ADR	6,224	$454,601

		12,048,944

GERMANY—6.1%
AIR FREIGHT & LOGISTICS—0.4%
Deutsche Post AG	10,161	296,850
Deutsche Post AG- ADR	14,832	436,951

		733,801

AIRLINES—0.1%
Deutsche Lufthansa AG- ADR(a)	10,201	132,613

AUTOMOBILES—0.6%
Bayerische Motoren Werke AG- ADR	27,692	1,017,127

CAPITAL MARKETS—0.3%
Deutsche Bank AG	18,882	569,481

CHEMICALS—0.7%
BASF SE- ADR	13,580	1,204,003

DIVERSIFIED FINANCIAL SERVICES—0.2%
Deutsche Boerse AG	2,890	239,227
Deutsche Boerse AG- ADR	15,060	124,697

		363,924

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Deutsche Telekom AG- ADR	32,617	561,502

HEALTH CARE PROVIDERS & SERVICES—0.6%
Fresenius Medical Care AG & Co. KGaA- ADR	19,354	804,933
Fresenius SE & Co. KGaA	5,130	329,139

		1,134,072

INSURANCE—1.0%
Allianz SE- ADR	76,050	1,191,704
Muenchener Rueckversicherungs-Gesellschaft AG	1,682	298,153
Muenchener Rueckversicherungs-Gesellschaft AG- ADR	18,890	336,242

		1,826,099

MULTI-UTILITIES—0.1%
RWE AG	2,125	45,687
RWE AG- ADR	5,585	120,357

		166,044

PHARMACEUTICALS—0.8%
Bayer AG- ADR	9,846	1,388,138

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Infineon Technologies AG- ADR	12,109	151,605

SOFTWARE—0.5%
SAP SE- ADR	12,252	860,458

TEXTILES, APPAREL & LUXURY GOODS—0.3%
adidas AG	1,323	101,255
adidas AG- ADR	9,964	383,180
Puma SE	285	45,261

		529,696

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
GERMANY—6.1%, continued
TRADING COMPANIES & DISTRIBUTORS—0.1%
Brenntag AG	3,519	$201,768

		10,840,331

HONG KONG—3.4%
BANKS—0.5%
BOC Hong Kong Holdings Ltd.	158,000	658,371
BOC Hong Kong Holdings Ltd.- ADR	1,754	146,354

		804,725

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
China Unicom Hong Kong Ltd.- ADR	24,284	381,259

ELECTRIC UTILITIES—0.1%
Cheung Kong Infrastructure Holdings Ltd.	32,000	248,518

INDUSTRIAL CONGLOMERATES—0.1%
Jardine Matheson Holdings Ltd.	751	42,619
Jardine Matheson Holdings Ltd.- ADR	3,618	204,960

		247,579

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
Hang Lung Properties Ltd.	50,000	148,680
Hang Lung Properties Ltd.- ADR	4,159	61,927
Henderson Land Development Co. Ltd.	46,948	321,302
Sun Hung Kai Properties Ltd.	11,000	178,235
Sun Hung Kai Properties Ltd.- ADR	22,014	358,168
Swire Pacific Ltd., Class A	6,500	81,716
Swire Pacific Ltd., Class A- ADR	32,051	405,766
Swire Properties Ltd.	14,150	45,180
Wharf Holdings Ltd.	150,000	998,510

		2,599,484

SPECIALTY RETAIL—0.0%**
Esprit Holdings Ltd.	2,500	2,342
Esprit Holdings Ltd.- ADR	4,499	8,188

		10,530

TEXTILES, APPAREL & LUXURY GOODS—0.1%
Global Brands Group Holding Ltd.(a)	122,000	25,654
Li & Fung Ltd.	122,000	96,794
Li & Fung Ltd.- ADR	12,287	18,799

		141,247

WIRELESS TELECOMMUNICATION SERVICES—0.9%
China Mobile Ltd.- ADR	25,856	1,657,111

		6,090,453

HUNGARY—0.1%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Magyar Telekom Telecommunications plc- ADR(a)	11,582	79,453

OIL, GAS & CONSUMABLE FUELS—0.0%**
MOL Hungarian Oil & Gas plc- ADR	796	20,367

		99,820

INDIA—1.8%
BANKS—0.8%
HDFC Bank Ltd.- ADR	16,597	1,004,616
ICICI Bank Ltd.- ADR	39,425	410,809

		1,415,425

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
INDIA—1.8%, continued
IT SERVICES—0.5%
Infosys Ltd.- ADR	30,752	$487,419
Wipro Ltd.- ADR	39,159	468,733

		956,152

METALS & MINING—0.2%
Vedanta Ltd.- ADR	29,355	317,034

PHARMACEUTICALS—0.3%
Dr. Reddy’s Laboratories Ltd.- ADR	10,846	600,001

		3,288,612

INDONESIA—0.6%
BANKS—0.2%
PT Bank Mandiri- ADR	49,403	371,511

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telekomunikasi Indonesia Persero Tbk PT- ADR	13,972	606,245

MACHINERY—0.1%
United Tractors Tbk PT- ADR	3,369	102,148

		1,079,904

IRELAND—1.4%
CONSTRUCTION MATERIALS—0.5%
CRH plc- ADR	27,925	784,972

PHARMACEUTICALS—0.5%
Shire plc- ADR	3,634	877,575

PROFESSIONAL SERVICES—0.4%
Experian plc	3,191	58,110
Experian plc- ADR	37,268	682,750

		740,860

		2,403,407

ISRAEL—0.6%
PHARMACEUTICALS—0.5%
Teva Pharmaceutical Industries Ltd.- ADR	13,991	826,868

SOFTWARE—0.1%
Check Point Software Technologies Ltd.(a)	2,576	204,921

		1,031,789

ITALY—1.5%
BANKS—0.4%
Intesa Sanpaolo SpA	59,272	214,890
Intesa Sanpaolo SpA- ADR	5,976	130,456
UniCredit SpA	48,046	322,724

		668,070

ELECTRIC UTILITIES—0.1%
Enel SpA	29,978	135,823

INSURANCE—0.1%
Assicurazioni Generali SpA	16,056	289,265

OIL, GAS & CONSUMABLE FUELS—0.4%
ENI SpA- ADR	18,511	658,621

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Luxottica Group SpA- ADR	9,316	619,048

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
ITALY—1.5%, continued
TRANSPORTATION INFRASTRUCTURE—0.2%
Atlantia SpA	13,863	$342,486

		2,713,313

JAPAN—16.9%
AUTO COMPONENTS—0.5%
Bridgestone Corp.	4,656	172,244
Bridgestone Corp.- ADR	16,204	299,612
Denso Corp.	5,900	293,879
Denso Corp.- ADR	6,048	150,589

		916,324

AUTOMOBILES—2.4%
Honda Motor Co. Ltd.- ADR	32,346	1,048,010
Nissan Motor Co. Ltd.- ADR	36,396	761,040
Toyota Motor Corp.- ADR	18,470	2,470,363

		4,279,413

BANKS—1.9%
Mitsubishi UFJ Financial Group, Inc.- ADR	188,606	1,361,735
Mizuho Financial Group, Inc.- ADR	132,028	573,002
Sumitomo Mitsui Financial Group, Inc.- ADR	135,650	1,205,928
Sumitomo Mitsui Trust Holdings, Inc.	2,980	13,650
Sumitomo Mitsui Trust Holdings, Inc.- ADR	39,737	182,393

		3,336,708

BUILDING PRODUCTS—0.1%
Asahi Glass Co. Ltd.	3,000	18,017
Asahi Glass Co. Ltd.- ADR	21,219	127,314

		145,331

CAPITAL MARKETS—0.5%
Daiwa Securities Group, Inc.	16,000	119,910
Daiwa Securities Group, Inc.- ADR	49,678	372,088
Nomura Holdings, Inc.- ADR	61,382	414,943

		906,941

CHEMICALS—0.5%
Nitto Denko Corp.	500	41,100
Nitto Denko Corp.- ADR	11,626	478,642
Shin-Etsu Chemical Co. Ltd.	2,000	124,182
Sumitomo Chemical Co. Ltd.	38,000	228,525

		872,449

COMMERCIAL SERVICES & SUPPLIES—0.3%
Dai Nippon Printing Co. Ltd.	50,000	516,607
Dai Nippon Printing Co. Ltd.- ADR	37	382

		516,989

CONSTRUCTION & ENGINEERING—0.3%
JGC Corp.	9,000	170,021
Obayashi Corp.	55,000	401,315

		571,336

DIVERSIFIED FINANCIAL SERVICES—0.3%
ORIX Corp.	2,300	34,223
ORIX Corp.- ADR	5,614	418,355

		452,578

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
JAPAN—16.9%, continued
DIVERSIFIED TELECOMMUNICATION SERVICES—0.5%
Nippon Telegraph & Telephone Corp.- ADR	26,412	$958,491

ELECTRIC UTILITIES—0.2%
Chubu Electric Power Co., Inc.	12,600	187,839
Tohoku Electric Power Co., Inc.	9,200	124,636

		312,475

ELECTRICAL EQUIPMENT—0.3%
Nidec Corp.- ADR	30,872	576,689

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
Hitachi Ltd.	11,000	72,515
Hitachi Ltd.- ADR	4,047	266,556
Kyocera Corp.	2,800	145,577
Kyocera Corp.- ADR	3,162	164,550
Murata Manufacturing Co. Ltd.	1,300	226,891
TDK Corp.	200	15,312
TDK Corp.- ADR	826	63,668

		955,069

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
Hoya Corp.	9,500	380,900
Hoya Corp.- ADR	1,734	69,863
Terumo Corp.	11,800	283,177

		733,940

HOUSEHOLD DURABLES—1.0%
Panasonic Corp.	10,700	147,012
Panasonic Corp.- ADR	21,410	293,745
Sekisui House Ltd.	8,000	127,074
Sekisui House Ltd.- ADR	30,149	482,082
Sharp Corp.(a)	10,000	12,175
Sharp Corp.- ADR(a)	17,095	20,258
Sony Corp.- ADR(a)	22,223	630,911

		1,713,257

INSURANCE—0.6%
MS&AD Insurance Group Holdings, Inc.- ADR	34,266	532,494
Tokio Marine Holdings, Inc.	4,600	191,465
Tokio Marine Holdings, Inc.- ADR	7,354	307,029

		1,030,988

INTERNET & CATALOG RETAIL—0.2%
Rakuten, Inc.	18,400	297,308

IT SERVICES—0.0%**
Fujitsu Ltd.	2,000	11,184
Fujitsu Ltd.- ADR	1,240	34,609

		45,793

MACHINERY—1.3%
FANUC Corp.	400	81,971
FANUC Corp.- ADR	22,452	768,083
Kubota Corp.- ADR	7,847	624,543
Makita Corp.	600	32,553
Makita Corp.- ADR	4,936	269,209
SMC Corp.	1,900	572,321

		2,348,680

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
JAPAN—16.9%, continued
MARINE—0.0%**
Nippon Yusen KK- ADR	7,243	$40,343

METALS & MINING—0.4%
Nippon Steel Corp.	127,000	329,369
Sumitomo Metal Mining Co. Ltd.	23,000	350,210

		679,579

PERSONAL PRODUCTS—0.5%
Kao Corp.- ADR	10,418	484,645
Shiseido Co. Ltd.	2,100	47,668
Shiseido Co. Ltd.- ADR	15,035	340,543

		872,856

PHARMACEUTICALS—0.7%
Astellas Pharma, Inc.	13,000	185,411
Astellas Pharma, Inc.- ADR	22,165	316,073
Daiichi Sankyo Co. Ltd.	7,700	142,442
Daiichi Sankyo Co. Ltd.- ADR	1,901	35,225
Takeda Pharmaceutical Co. Ltd.	2,700	130,406
Takeda Pharmaceutical Co. Ltd.- ADR	17,304	419,103

		1,228,660

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Daiwa House Industry Co. Ltd.- ADR	15,470	360,915
Mitsubishi Estate Co. Ltd.	7,000	150,799
Mitsubishi Estate Co. Ltd.- ADR	8,499	182,983
Mitsui Fudosan Co. Ltd.	15,000	420,027
Sumitomo Realty & Development Co. Ltd.	6,000	210,492

		1,325,216

ROAD & RAIL—0.7%
Central Japan Railway Co.	1,348	243,474
East Japan Railway Co.	3,590	322,964
East Japan Railway Co.- ADR	29,226	436,490
Keikyu Corp.	37,000	279,348

		1,282,276

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Rohm Co. Ltd.	700	46,958
Rohm Co. Ltd.- ADR	2,660	89,456

		136,414

SOFTWARE—0.1%
Nintendo Co. Ltd.- ADR	11,880	249,242

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
Canon, Inc.- ADR	18,193	589,635
FUJIFILM Holdings Corp.- ADR	11,626	415,281
Seiko Epson Corp.	1,200	21,287
Seiko Epson Corp.- ADR	10,312	91,158

		1,117,361

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Wacoal Holdings Corp.- ADR	5,242	305,556

TRADING COMPANIES & DISTRIBUTORS—0.3%
Mitsui & Co. Ltd.- ADR	1,637	444,855

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
JAPAN—16.9%, continued
WIRELESS TELECOMMUNICATION SERVICES—0.8%
KDDI Corp.- ADR	36,546	$439,100
NTT DoCoMo, Inc.- ADR	25,911	495,678
Softbank Corp.	6,500	382,878
Softbank Corp.- ADR	6,172	181,765

		1,499,421

		30,152,538

JERSEY—0.2%
METALS & MINING—0.2%
Randgold Resources Ltd.- ADR	6,079	406,989

LUXEMBOURG—0.1%
ENERGY EQUIPMENT & SERVICES—0.1%
Tenaris SA- ADR	7,826	211,459

MEXICO—1.3%
BEVERAGES—0.2%
Coca-Cola Femsa SAB de CV- ADR	4,725	375,401

CONSTRUCTION MATERIALS—0.2%
Cemex SAB de CV- ADR(a)	44,994	412,145

FOOD & STAPLES RETAILING—0.2%
Wal-Mart de Mexico SAB de CV- ADR	11,112	270,800

MEDIA—0.2%
Grupo Televisa SAB- ADR	11,081	430,165

METALS & MINING—0.1%
Fresnillo plc	14,613	159,347

TRANSPORTATION INFRASTRUCTURE—0.2%
Grupo Aeroportuario del Pacifico SAB de CV- ADR	4,513	309,095

WIRELESS TELECOMMUNICATION SERVICES—0.2%
America Movil SAB de CV, Class L- ADR	17,340	369,515

		2,326,468

NETHERLANDS—2.1%
BANKS—0.3%
ING Groep NV- ADR	35,844	594,294

CHEMICALS—0.2%
Akzo Nobel NV- ADR	10,773	261,999

FOOD & STAPLES RETAILING—0.3%
Koninklijke Ahold NV- ADR	23,941	451,765

INDUSTRIAL CONGLOMERATES—0.4%
Koninklijke Philips NV—NY Registry Shares	30,708	781,826

INSURANCE—0.1%
Aegon NV—NY Registry Shares	23,208	171,739

LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN NV(a)	16,784	416,075

MEDIA—0.1%
Wolters Kluwer NV	954	28,339
Wolters Kluwer NV- ADR	7,337	219,083

		247,422

OIL, GAS & CONSUMABLE FUELS—0.1%
Koninklijke Vopak NV	2,532	127,774

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
NETHERLANDS—2.1%, continued
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
ASML Holding NV—NY Registry Shares	4,549	$473,687

SOFTWARE—0.1%
Gemalto NV	2,161	192,446

		3,719,027

NORWAY—0.6%
CHEMICALS—0.2%
Yara International ASA- ADR	7,283	379,080

METALS & MINING—0.1%
Norsk Hydro ASA	28,584	120,491
Norsk Hydro ASA- ADR	13,201	54,784

		175,275

OIL, GAS & CONSUMABLE FUELS—0.3%
Statoil ASA- ADR	31,384	561,774

		1,116,129

PORTUGAL—0.1%
ELECTRIC UTILITIES—0.1%
EDP—Energias de Portugal SA	20,520	77,895
EDP—Energias de Portugal SA- ADR	1,231	46,938

		124,833

RUSSIA—0.2%
MEDIA—0.0%**
CTC Media, Inc.	28,039	63,649

WIRELESS TELECOMMUNICATION SERVICES—0.2%
Mobile TeleSystems OJSC- ADR	37,298	364,774

		428,423

SINGAPORE—2.0%
BANKS—1.4%
DBS Group Holdings Ltd.	10,656	163,695
DBS Group Holdings Ltd.- ADR	18,371	1,131,470
United Overseas Bank Ltd.	24,187	414,296
United Overseas Bank Ltd.- ADR	22,014	758,052

		2,467,513

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Singapore Telecommunications Ltd.	86,000	268,820
Singapore Telecommunications Ltd.- ADR	6,886	215,807

		484,627

INDUSTRIAL CONGLOMERATES—0.4%
Keppel Corp. Ltd.	11,721	71,535
Keppel Corp. Ltd.- ADR	49,775	607,255

		678,790

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.0%**
Keppel REIT REIT	737	626

		3,631,556

SOUTH AFRICA—0.8%
BANKS—0.1%
Standard Bank Group Ltd.- ADR	11,694	154,945

METALS & MINING—0.0%**
Impala Platinum Holdings Ltd.- ADR(a)	15,171	67,663

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
SOUTH AFRICA—0.8%, continued
OIL, GAS & CONSUMABLE FUELS—0.2%
Sasol Ltd.- ADR	8,993	$333,281

TRADING COMPANIES & DISTRIBUTORS—0.2%
Barloworld Ltd.	45,286	359,206

WIRELESS TELECOMMUNICATION SERVICES—0.3%
MTN Group Ltd.- ADR	31,552	591,284

		1,506,379

SOUTH KOREA—2.3%
BANKS—1.3%
KB Financial Group, Inc.- ADR	33,114	1,088,457
Shinhan Financial Group Co. Ltd.- ADR	25,553	946,994
Woori Bank- ADR	9,632	253,804

		2,289,255

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
KT Corp.- ADR	38,311	485,400

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
LG Display Co. Ltd.- ADR	42,203	489,133

WIRELESS TELECOMMUNICATION SERVICES—0.5%
SK Telecom Co. Ltd.- ADR	34,055	844,223

		4,108,011

SPAIN—2.1%
BANKS—0.9%
Banco Bilbao Vizcaya Argentaria SA- ADR	68,498	676,075
Banco Santander SA- ADR	127,833	896,109

		1,572,184

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telefonica SA- ADR	37,220	528,524

ELECTRIC UTILITIES—0.2%
Iberdrola SA- ADR	15,225	399,656

METALS & MINING—0.1%
Acerinox SA	16,589	229,514

OIL, GAS & CONSUMABLE FUELS—0.3%
Repsol SA	5,200	91,306
Repsol SA- ADR	23,049	405,663

		496,969

SPECIALTY RETAIL—0.3%
Inditex SA	17,640	573,361

		3,800,208

SWEDEN—2.6%
COMMUNICATIONS EQUIPMENT—0.3%
Telefonaktiebolaget LM Ericsson- ADR	48,767	509,128

CONSTRUCTION & ENGINEERING—0.4%
Skanska AB, Class B	37,142	752,710

HOUSEHOLD PRODUCTS—0.2%
Svenska Cellulosa AB SCA, Class B	12,219	310,713

MACHINERY—0.9%
Alfa Laval AB	23,419	412,171
Atlas Copco AB, Class A	8,922	249,691

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
SWEDEN—2.6%, continued
MACHINERY—0.9%, continued
Atlas Copco AB, Class A- ADR	18,292	$513,456
Sandvik AB	19,176	212,004
Sandvik AB- ADR	20,116	223,891

		1,611,213

METALS & MINING—0.2%
Boliden AB	22,985	418,950

OIL, GAS & CONSUMABLE FUELS—0.2%
Lundin Petroleum AB(a)	20,989	359,529

SPECIALTY RETAIL—0.4%
Hennes & Mauritz AB (H&M), Class B	3,195	123,023
Hennes & Mauritz AB- ADR	65,360	502,619

		625,642

		4,587,885

SWITZERLAND—7.5%
CAPITAL MARKETS—1.3%
Credit Suisse Group AG- ADR(a)	27,848	768,605
Julius Baer Group Ltd.(a)	9,537	535,018
UBS AG(a)	46,462	986,853

		2,290,476

CHEMICALS—0.7%
Syngenta AG- ADR	15,780	1,287,806

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Swisscom AG- ADR	7,140	399,840

ELECTRICAL EQUIPMENT—0.7%
ABB Ltd.- ADR(a)	61,282	1,279,568

FOOD PRODUCTS—0.1%
Barry Callebaut AG(a)	110	125,301

INSURANCE—0.9%
Swiss Re AG	3,563	315,352
Zurich Insurance Group AG- ADR(a)	39,970	1,215,088

		1,530,440

MACHINERY—0.1%
Schindler Holding AG	1,587	259,196

PHARMACEUTICALS—2.9%
Novartis AG- ADR	28,388	2,791,676
Roche Holding AG- ADR	67,656	2,372,696

		5,164,372

PROFESSIONAL SERVICES—0.2%
Adecco SA(a)	4,136	335,764
Adecco SA- ADR(a)	1,206	48,963

		384,727

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
Logitech International SA	10,434	152,962

TRADING COMPANIES & DISTRIBUTORS—0.3%
Wolseley plc	537	34,282
Wolseley plc- ADR	63,056	408,603

		442,885

		13,317,573

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
TAIWAN—2.8%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
Chunghwa Telecom Co. Ltd.- ADR	38,672	$1,234,410

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
AU Optronics Corp.- ADR	56,975	254,109

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
Advanced Semiconductor Engineering, Inc.- ADR	101,549	670,223
Siliconware Precision Industries Co. Ltd.- ADR	79,145	589,630
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	84,657	1,922,561
United Microelectronics Corp.- ADR	191,039	391,630

		3,574,044

		5,062,563

TURKEY—0.2%
BANKS—0.1%
Turkiye Garanti Bankasi AS- ADR	59,610	188,964

WIRELESS TELECOMMUNICATION SERVICES—0.1%
Turkcell Iletisim Hizmetleri AS- ADR	19,718	226,560

		415,524

UNITED KINGDOM—12.9%
BANKS—2.1%
Barclays plc- ADR	50,461	829,579
HSBC Holdings plc- ADR	44,158	1,978,720
Lloyds Banking Group plc- ADR	102,926	558,888
Standard Chartered plc	26,352	421,923

		3,789,110

CAPITAL MARKETS—0.0%**
Man Group plc	3,940	9,713
Man Group plc- ADR	7,608	18,336

		28,049

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
BT Group plc- ADR	9,102	645,241

ELECTRIC UTILITIES—0.4%
SSE plc	2,983	71,993
SSE plc- ADR	26,274	634,780

		706,773

ENERGY EQUIPMENT & SERVICES—0.4%
AMEC Foster Wheeler plc	26,726	343,295
Subsea 7 SA(a)	36,082	353,206
Subsea 7 SA- ADR(a)	3,305	32,306

		728,807

FOOD & STAPLES RETAILING—0.3%
J Sainsbury plc	4,806	20,034
J Sainsbury plc- ADR	18,741	315,973
WM Morrison Supermarkets plc	29,374	83,446
WM Morrison Supermarkets plc- ADR	8,054	114,528

		533,981

FOOD PRODUCTS—0.7%
Unilever NV—NY Registry Shares	28,732	1,202,147

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
UNITED KINGDOM—12.9%, continued
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
Smith & Nephew plc	4,232	$71,416
Smith & Nephew plc- ADR	17,185	583,431

		654,847

HOTELS, RESTAURANTS & LEISURE—0.7%
Compass Group plc	2,247	37,177
Compass Group plc- ADR	47,072	787,985
InterContinental Hotels Group plc- ADR	11,424	462,215

		1,287,377

HOUSEHOLD PRODUCTS—0.6%
Reckitt Benckiser Group plc	3,212	276,971
Reckitt Benckiser Group plc- ADR	51,855	900,203

		1,177,174

INSURANCE—0.9%
Aviva plc	41,971	324,789
Aviva plc- ADR	6,116	95,226
Prudential plc- ADR	24,107	1,170,636

		1,590,651

MEDIA—1.3%
Pearson plc- ADR	23,760	450,490
Reed Elsevier plc- ADR	9,232	600,080
Sky plc	3,176	51,749
Sky plc- ADR	6,005	393,328
WPP plc- ADR	6,767	762,776

		2,258,423

METALS & MINING—0.1%
Antofagasta plc	3,335	36,130
Antofagasta plc- ADR	3,393	73,798

		109,928

MULTILINE RETAIL—0.3%
Marks & Spencer Group plc	10,719	90,274
Marks & Spencer Group plc- ADR	17,019	287,281
Next plc	1,607	188,112

		565,667

MULTI-UTILITIES—0.6%
National Grid plc- ADR	16,906	1,091,620

OIL, GAS & CONSUMABLE FUELS—0.7%
BG Group plc	6,208	103,347
BG Group plc- ADR	48,093	807,001
Tullow Oil plc	60,144	321,021
Tullow Oil plc- ADR	15,976	42,336

		1,273,705

PHARMACEUTICALS—1.3%
AstraZeneca plc- ADR	15,840	1,009,167
GlaxoSmithKline plc- ADR	28,888	1,203,185
Indivior plc(a)	3,212	11,345
Indivior plc- ADR(a)	1,963	35,236

		2,258,933

	SHARES	FAIR VALUE
COMMON STOCKS—97.9%, continued
UNITED KINGDOM—12.9%, continued
PROFESSIONAL SERVICES—0.1%
Capita plc	12,030	$234,008

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.2%
Land Securities Group plc REIT	16,051	303,650

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.2%
ARM Holdings plc- ADR	8,551	421,308

SOFTWARE—0.2%
Sage Group plc	33,781	272,027
Sage Group plc- ADR	2,320	74,797

		346,824

SPECIALTY RETAIL—0.2%
Kingfisher plc- ADR	29,151	318,329

WATER UTILITIES—0.3%
Severn Trent plc	6,683	218,519
United Utilities Group plc	2,386	33,441
United Utilities Group plc- ADR	12,883	361,497

		613,457

WIRELESS TELECOMMUNICATION SERVICES—0.5%
Vodafone Group plc- ADR	26,458	964,394

		23,104,403

UNITED STATES—0.9%
HEALTH CARE PROVIDERS & SERVICES—0.1%
Catamaran Corp.(a)	3,636	222,087

HOTELS, RESTAURANTS & LEISURE—0.2%
Carnival plc- ADR	7,671	393,369

MEDIA—0.2%
Thomson Reuters Corp.	7,011	266,909

METALS & MINING—0.1%
Sims Metal Management Ltd.- ADR	21,356	170,314

PHARMACEUTICALS—0.3%
Valeant Pharmaceuticals International, Inc.(a)	2,545	565,371

		1,618,050

TOTAL COMMON STOCKS (COST $151,588,598)		174,833,558

PREFERRED STOCKS—0.3%
BRAZIL—0.3%
BANKS—0.2%
Itau Unibanco Holding SA- ADR	35,028	383,557

FOOD & STAPLES RETAILING—0.1%
Cia Brasileira de Distribuicao- ADR	4,760	112,669

		496,226

TOTAL PREFERRED STOCKS (COST $625,699)		496,226

WARRANT—0.0%**
HONG KONG—0.0%**
Sun Hung Kai Properties Ltd., expiring 4/22/16(a) (COST $—)	916	3,256

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis International Index Fund
June 30, 2015 (unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc., 0.50%, 6/15/16(b)	$1,000,000	$1,000,000
Calvert Social Investment Foundation, Inc., 1.00%, 12/15/17(b)	600,000	600,000

TOTAL CORPORATE NOTES (COST $1,600,000)		1,600,000

TOTAL INVESTMENTS (Cost* $153,814,297—Unrealized gain/loss $23,118,743)—99.1%		$176,933,040
Other assets in excess of liabilities—0.9%		1,590,923

NET ASSETS—100%		$178,523,963

(a)	Non-income producing securities.
(b)	Illiquid security
*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

ADR	—	American Depositary Receipt
plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Value Index Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%
AIR FREIGHT & LOGISTICS—1.7%
FedEx Corp.	3,856	$657,063
United Parcel Service, Inc., Class B	17,264	1,673,054

		2,330,117

AUTO COMPONENTS—1.1%
BorgWarner, Inc.	4,390	249,528
Delphi Automotive plc	3,800	323,342
Goodyear Tire & Rubber Co.	4,500	135,675
Johnson Controls, Inc.	16,631	823,733

		1,532,278

AUTOMOBILES—1.5%
Ford Motor Co.	70,233	1,054,197
General Motors Co.	30,620	1,020,565

		2,074,762

BANKS—10.9%
Bank of America Corp.	153,220	2,607,804
BB&T Corp.	13,054	526,207
Citigroup, Inc.	43,026	2,376,756
Comerica, Inc.	4,021	206,358
Huntington Bancshares, Inc.	18,154	205,322
JPMorgan Chase & Co.	57,942	3,926,150
KeyCorp	9,408	141,308
M&T Bank Corp.	2,256	281,842
PNC Financial Services Group, Inc.	7,721	738,514
Regions Financial Corp.	24,860	257,550
SunTrust Banks, Inc.	6,766	291,073
U.S. Bancorp	11,287	489,856
Wells Fargo & Co.	50,289	2,828,253
Zions Bancorp	4,400	139,634

		15,016,627

BEVERAGES—1.6%
Coca-Cola Co.	29,710	1,165,523
PepsiCo, Inc.	10,879	1,015,446

		2,180,969

BIOTECHNOLOGY—0.2%
Amgen, Inc.	1,504	230,894

BUILDING PRODUCTS—0.2%
Allegion plc	4,178	251,265

CAPITAL MARKETS—3.4%
Ameriprise Financial, Inc.	1,806	225,624
Bank of New York Mellon Corp.	14,064	590,266
BlackRock, Inc.	932	322,453
Charles Schwab Corp.	8,270	270,016
Goldman Sachs Group, Inc.	6,557	1,369,036
Invesco Ltd.	4,702	176,278
Morgan Stanley	22,811	884,839
Northern Trust Corp.	3,977	304,081
State Street Corp.	6,240	480,480

		4,623,073

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
CHEMICALS—3.1%
Air Products & Chemicals, Inc.	2,567	$351,243
E.I. du Pont de Nemours & Co.	15,069	963,662
Eastman Chemical Co.	5,570	455,737
Ecolab, Inc.	1,616	182,721
LyondellBasell Industries NV, Class A	7,340	759,837
Mosaic Co.	4,920	230,502
PPG Industries, Inc.	5,430	622,930
Praxair, Inc.	5,656	676,175

		4,242,807

COMMERCIAL SERVICES & SUPPLIES—0.5%
ADT Corp.	5,046	169,394
Tyco International plc	13,821	531,832

		701,226

COMMUNICATIONS EQUIPMENT—0.6%
Cisco Systems, Inc.	30,465	836,569

CONSTRUCTION MATERIALS—0.1%
Vulcan Materials Co.	1,852	155,438

CONSUMER FINANCE—1.1%
American Express Co.	7,624	592,537
Capital One Financial Corp.	10,900	958,873

		1,551,410

CONTAINERS & PACKAGING—0.5%
Avery Dennison Corp.	3,846	234,375
Ball Corp.	4,084	286,493
Owens-Illinois, Inc.(a)	7,755	177,900

		698,768

DISTRIBUTORS—0.2%
Genuine Parts Co.	3,080	275,752

DIVERSIFIED CONSUMER SERVICES—0.1%
H&R Block, Inc.	6,094	180,687

DIVERSIFIED FINANCIAL SERVICES—3.3%
Berkshire Hathaway, Inc., Class B(a)	27,382	3,726,964
CME Group, Inc.	5,240	487,634
McGraw Hill Financial, Inc.	3,488	350,370

		4,564,968

DIVERSIFIED TELECOMMUNICATION SERVICES—4.7%
AT&T, Inc.	86,318	3,066,015
CenturyLink, Inc.	7,688	225,874
Frontier Communications Corp.	55,538	274,913
Verizon Communications, Inc.	61,930	2,886,557

		6,453,359

ELECTRIC UTILITIES—3.1%
American Electric Power Co., Inc.	6,000	317,820
Duke Energy Corp.	15,864	1,120,316
Edison International	3,537	196,586
NextEra Energy, Inc.	8,265	810,218
PPL Corp.	14,801	436,186
Southern Co.	24,911	1,043,771
Xcel Energy, Inc.	8,784	282,669

		4,207,566

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
ELECTRICAL EQUIPMENT—1.9%
Eaton Corp. plc	9,050	$610,784
Emerson Electric Co.	22,204	1,230,768
Rockwell Automation, Inc.	5,850	729,144

		2,570,696

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.4%
Corning, Inc.	16,306	321,717
TE Connectivity Ltd.	3,956	254,371

		576,088

ENERGY EQUIPMENT & SERVICES—2.6%
Baker Hughes, Inc.	8,170	504,089
Cameron International Corp.(a)	3,818	199,949
Diamond Offshore Drilling, Inc.	5,913	152,615
Ensco plc, Class A	8,150	181,500
FMC Technologies, Inc.(a)	6,180	256,408
Nabors Industries Ltd.	16,686	240,779
National Oilwell Varco, Inc.	9,526	459,915
Noble Corp. plc	13,071	201,163
Schlumberger Ltd.	14,100	1,215,279
Transocean Ltd.	11,520	185,702

		3,597,399

FOOD & STAPLES RETAILING—3.8%
Costco Wholesale Corp.	6,540	883,292
CVS Health Corp.	1,923	201,684
Kroger Co.	9,582	694,791
Safeway, Inc.	6,607	323
Safeway, Inc.	6,607	6,706
Sysco Corp.	10,383	374,826
Walgreens Boots Alliance, Inc.	10,216	862,639
Wal-Mart Stores, Inc.	28,280	2,005,900
Whole Foods Market, Inc.	6,300	248,472

		5,278,633

FOOD PRODUCTS—2.3%
Archer-Daniels-Midland Co.	7,850	378,527
General Mills, Inc.	8,384	467,157
Kellogg Co.	3,959	248,229
Kraft Foods Group, Inc.	8,290	705,811
Mondelez International, Inc., Class A	34,482	1,418,589

		3,218,313

GAS UTILITIES—0.2%
AGL Resources, Inc.	7,240	337,094

HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
Abbott Laboratories	21,510	1,055,711
Baxter International, Inc.	2,140	149,650

		1,205,361

HEALTH CARE PROVIDERS & SERVICES—3.7%
Aetna, Inc.	4,309	549,225
Anthem, Inc.	5,655	928,212
Cardinal Health, Inc.	4,550	380,608
Cigna Corp.	1,255	203,310
Express Scripts Holding Co.(a)	8,567	761,949
Humana, Inc.	2,730	522,194

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
HEALTH CARE PROVIDERS & SERVICES—3.7%, continued
McKesson Corp.	1,664	$374,084
UnitedHealth Group, Inc.	11,127	1,357,494

		5,077,076

HOTELS, RESTAURANTS & LEISURE—1.6%
Carnival Corp.	8,393	414,530
McDonald’s Corp.	11,860	1,127,530
Starbucks Corp.	4,360	233,762
Starwood Hotels & Resorts Worldwide, Inc.	1,776	144,016
Wyndham Worldwide Corp.	2,711	222,058

		2,141,896

HOUSEHOLD DURABLES—0.3%
D.R. Horton, Inc.	10,244	280,276
Whirlpool Corp.	872	150,900

		431,176

HOUSEHOLD PRODUCTS—1.4%
Colgate-Palmolive Co.	4,598	300,755
Procter & Gamble Co.	21,658	1,694,522

		1,995,277

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.2%
AES Corp.	11,874	157,449
NRG Energy, Inc.	6,736	154,120
Talen Energy Corp.(a)	1,849	31,724

		343,293

INDUSTRIAL CONGLOMERATES—1.8%
3M Co.	14,975	2,310,642
Roper Technologies, Inc.	1,380	237,995

		2,548,637

INSURANCE—6.0%
ACE Ltd.	4,420	449,426
Aflac, Inc.	10,310	641,282
Allstate Corp.	8,739	566,899
American International Group, Inc.	21,857	1,351,200
Aon plc	2,267	225,974
Assurant, Inc.	2,924	195,908
Chubb Corp.	3,750	356,775
Cincinnati Financial Corp.	5,262	264,047
Hartford Financial Services Group, Inc.	4,990	207,434
Lincoln National Corp.	3,280	194,242
Loews Corp.	9,894	381,018
Marsh & McLennan Cos., Inc.	5,930	336,231
MetLife, Inc.	20,563	1,151,322
Principal Financial Group, Inc.	3,230	165,667
Progressive Corp.	9,953	276,992
Prudential Financial, Inc.	8,520	745,670
Travelers Cos., Inc.	5,533	534,820
Unum Group	4,280	153,010

		8,197,917

INTERNET SOFTWARE & SERVICES—0.5%
eBay, Inc.(a)	2,888	173,973
Google, Inc., Class C(a)	421	219,135
Google, Inc., Class A(a)	490	264,620

		657,728

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
IT SERVICES—2.7%
Accenture plc, Class A	4,238	$410,154
Fidelity National Information Services, Inc.	3,862	238,672
International Business Machines Corp.	14,012	2,279,192
Mastercard, Inc., Class A	2,880	269,222
Paychex, Inc.	3,684	172,706
Western Union Co.	10,989	223,406
Xerox Corp.	15,601	165,995

		3,759,347

LIFE SCIENCES TOOLS & SERVICES—0.3%
Thermo Fisher Scientific, Inc.	3,244	420,942

MACHINERY—3.7%
Deere & Co.	10,637	1,032,321
Dover Corp.	7,213	506,208
Flowserve Corp.	3,900	205,374
Illinois Tool Works, Inc.	7,035	645,743
Ingersoll-Rand plc	5,365	361,708
Joy Global, Inc.	4,620	167,244
PACCAR, Inc.	3,666	233,927
Parker-Hannifin Corp.	3,757	437,052
Pentair plc	9,840	676,500
Stanley Black & Decker, Inc.	3,840	404,122
Xylem, Inc.	10,598	392,868

		5,063,067

MEDIA—1.9%
CBS Corp., Class B	2,720	150,960
Comcast Corp., Class A	15,295	919,841
Omnicom Group, Inc.	2,019	140,300
Time Warner Cable, Inc.	1,227	218,615
Time Warner, Inc.	3,172	277,264
Viacom, Inc., Class B	3,931	254,100
Walt Disney Co.	5,997	684,498

		2,645,578

METALS & MINING—0.5%
Newmont Mining Corp.	10,380	242,477
Nucor Corp.	9,290	409,410

		651,887

MULTILINE RETAIL—0.9%
Macy’s, Inc.	3,933	265,359
Target Corp.	11,166	911,481

		1,176,840

MULTI-UTILITIES—1.2%
CenterPoint Energy, Inc.	9,131	173,763
Consolidated Edison, Inc.	9,561	553,391
DTE Energy Co.	3,270	244,073
NiSource, Inc.	4,934	224,941
SCANA Corp.	4,988	252,642
Sempra Energy	2,723	269,413

		1,718,223

OIL, GAS & CONSUMABLE FUELS—10.7%
Anadarko Petroleum Corp.	6,920	540,175
Apache Corp.	9,988	575,609

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
OIL, GAS & CONSUMABLE FUELS—10.7%, continued
ConocoPhillips	55,637	$3,416,668
Denbury Resources, Inc.	28,879	183,671
EOG Resources, Inc.	1,900	166,345
EQT Corp.	2,798	227,589
Hess Corp.	13,630	911,574
Kinder Morgan, Inc.	13,001	499,108
Marathon Oil Corp.	37,946	1,007,087
Marathon Petroleum Corp.	10,896	569,970
Murphy Oil Corp.	21,806	906,475
Noble Energy, Inc.	10,988	468,968
Occidental Petroleum Corp.	27,730	2,156,562
ONEOK, Inc.	4,175	164,829
Phillips 66	17,404	1,402,066
QEP Resources, Inc.	12,478	230,968
Southwestern Energy Co.(a)	7,744	176,021
Spectra Energy Corp.	27,629	900,705
Williams Cos., Inc.	3,591	206,088

		14,710,478

PAPER & FOREST PRODUCTS—0.2%
International Paper Co.	5,781	275,118

PERSONAL PRODUCTS—0.3%
Avon Products, Inc.	24,222	151,630
Estee Lauder Cos., Inc., Class A	3,190	276,445

		428,075

PHARMACEUTICALS—5.3%
AbbVie, Inc.	4,888	328,425
Bristol-Myers Squibb Co.	15,309	1,018,661
Eli Lilly & Co.	16,857	1,407,391
Hospira, Inc.(a)	2,223	197,202
Johnson & Johnson	25,081	2,444,394
Merck & Co., Inc.	32,311	1,839,465

		7,235,538

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.0%
Communications Sales & Leasing, Inc.	10,540	260,549
HCP, Inc.	4,327	157,806
Plum Creek Timber Co., Inc.	6,180	250,723
Prologis, Inc.	4,597	170,549
Simon Property Group, Inc.	1,429	247,245
Vornado Realty Trust	1,493	141,730
Weyerhaeuser Co.	6,909	217,633

		1,446,235

ROAD & RAIL—0.4%
Norfolk Southern Corp.	4,645	405,787
Ryder System, Inc.	1,959	171,158

		576,945

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
Analog Devices, Inc.	6,343	407,126
Applied Materials, Inc.	11,897	228,660
Intel Corp.	7,728	235,047
NVIDIA Corp.	11,848	238,263

		1,109,096

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Value Index Fund
June 30, 2015 (unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
SOFTWARE—1.4%
Adobe Systems, Inc.(a)	1,819	$147,357
CA, Inc.	7,512	220,026
Microsoft Corp.	8,480	374,392
Oracle Corp.	26,072	1,050,702
salesforce.com, Inc.(a)	2,090	145,527

		1,938,004

SPECIALTY RETAIL—0.6%
Best Buy Co., Inc.	7,220	235,444
Home Depot, Inc.	3,542	393,623
Staples, Inc.	11,780	180,352

		809,419

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.1%
Apple, Inc.	1,610	201,934
EMC Corp.	15,941	420,683
Hewlett-Packard Co.	28,901	867,319

		1,489,936

TRADING COMPANIES & DISTRIBUTORS—0.2%
W.W. Grainger, Inc.	1,020	241,383

TOTAL COMMON STOCKS (COST $107,943,001)		135,981,230

CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc., 0.50%, 6/15/16(b)	$450,000	450,000
Calvert Social Investment Foundation, Inc., 1.00%, 12/15/17(b)	750,000	750,000

TOTAL CORPORATE NOTES (COST $1,200,000)		1,200,000

TOTAL INVESTMENTS (Cost* $109,143,001—Unrealized gain/loss $28,038,229)—99.6%		$137,181,230
Other assets in excess of liabilities—0.4%		551,120

NET ASSETS—100%		$137,732,350

(a)	Non-income producing securities.
(b)	Illiquid security
*	Represents cost for financial reporting purposes.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Growth Index Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%
AIR FREIGHT & LOGISTICS—1.1%
C. H. Robinson Worldwide, Inc.	5,690	$354,999
Expeditors International of Washington, Inc.	3,995	184,190
FedEx Corp.	3,651	622,130
United Parcel Service, Inc., Class B	9,026	874,710

		2,036,029

AIRLINES—0.8%
Delta Air Lines, Inc.	17,886	734,757
Southwest Airlines Co.	20,508	678,610

		1,413,367

AUTO COMPONENTS—0.2%
Delphi Automotive plc	4,705	400,349

AUTOMOBILES—0.1%
Harley-Davidson, Inc.	4,305	242,587

BANKS—1.5%
Fifth Third Bancorp	8,595	178,948
U.S. Bancorp	19,296	837,447
Wells Fargo & Co.	29,764	1,673,927

		2,690,322

BEVERAGES—2.8%
Coca-Cola Co.	53,560	2,101,159
Monster Beverage Corp.(a)	5,146	689,667
PepsiCo, Inc.	24,432	2,280,483

		5,071,309

BIOTECHNOLOGY—6.2%
Alexion Pharmaceuticals, Inc.(a)	4,425	799,907
Amgen, Inc.	14,823	2,275,627
Biogen, Inc.(a)	4,371	1,765,622
Celgene Corp.(a)	16,758	1,939,487
Gilead Sciences, Inc.	27,932	3,270,279
Regeneron Pharmaceuticals, Inc.(a)	1,440	734,587
Vertex Pharmaceuticals, Inc.(a)	4,082	504,045

		11,289,554

BUILDING PRODUCTS—0.2%
Masco Corp.	13,683	364,926

CAPITAL MARKETS—1.9%
Ameriprise Financial, Inc.	4,361	544,820
BlackRock, Inc.	2,088	722,406
Charles Schwab Corp.	18,879	616,399
Franklin Resources, Inc.	7,976	391,063
Northern Trust Corp.	4,438	339,330
State Street Corp.	2,220	170,940
T. Rowe Price Group, Inc.	8,045	625,338

		3,410,296

CHEMICALS—2.9%
Air Products & Chemicals, Inc.	5,469	748,323
E.I. du Pont de Nemours & Co.	10,538	673,905
Ecolab, Inc.	7,662	866,342
PPG Industries, Inc.	5,480	628,666
Praxair, Inc.	8,079	965,845
Sherwin-Williams Co.	3,622	996,122
Sigma-Aldrich Corp.	2,605	363,007

		5,242,210

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
COMMUNICATIONS EQUIPMENT—2.3%
Cisco Systems, Inc.	59,674	$1,638,648
F5 Networks, Inc.(a)	2,555	307,494
Juniper Networks, Inc.	8,505	220,875
QUALCOMM, Inc.	32,565	2,039,546

		4,206,563

CONSUMER FINANCE—0.8%
American Express Co.	12,240	951,293
Discover Financial Services	9,272	534,253

		1,485,546

CONTAINERS & PACKAGING—0.2%
Sealed Air Corp.	5,793	297,644

DIVERSIFIED FINANCIAL SERVICES—0.7%
Berkshire Hathaway, Inc., Class B(a)	2,515	342,317
Intercontinental Exchange, Inc.	2,047	457,730
McGraw Hill Financial, Inc.	5,128	515,107

		1,315,154

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Level 3 Communications, Inc.(a)	6,374	335,718
Verizon Communications, Inc.	8,380	390,592

		726,310

ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	8,610	844,038

ELECTRICAL EQUIPMENT—0.5%
Emerson Electric Co.	6,247	346,271
Rockwell Automation, Inc.	4,181	521,120

		867,391

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
Amphenol Corp., Class A	10,146	588,164

ENERGY EQUIPMENT & SERVICES—0.7%
Cameron International Corp.(a)	4,337	227,129
Schlumberger Ltd.	11,061	953,347

		1,180,476

FOOD & STAPLES RETAILING—1.9%
Costco Wholesale Corp.	1,796	242,567
CVS Health Corp.	23,968	2,513,764
Walgreens Boots Alliance, Inc.	3,882	327,796
Wal-Mart Stores, Inc.	2,244	159,167
Whole Foods Market, Inc.	4,929	194,400

		3,437,694

FOOD PRODUCTS—1.7%
Campbell Soup Co.	5,670	270,175
Hershey Co.	5,314	472,043
Kellogg Co.	7,669	480,846
Keurig Green Mountain, Inc.	2,536	194,334
Kraft Foods Group, Inc.	8,438	718,411
Mead Johnson Nutrition Co.	5,698	514,074
Mondelez International, Inc., Class A	11,813	485,987

		3,135,870

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
GAS UTILITIES—0.2%
AGL Resources, Inc.	5,725	$266,556

HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
Baxter International, Inc.	9,021	630,839
Boston Scientific Corp.(a)	19,106	338,176
Edwards Lifesciences Corp.(a)	4,114	585,957
Intuitive Surgical, Inc.(a)	861	417,154
Medtronic plc	30,912	2,290,579
Stryker Corp.	7,068	675,489
Zimmer Biomet Holdings, Inc.	5,940	648,826

		5,587,020

HEALTH CARE PROVIDERS & SERVICES—1.5%
DaVita HealthCare Partners, Inc.(a)	6,464	513,694
Express Scripts Holding Co.(a)	7,717	686,350
UnitedHealth Group, Inc.	11,979	1,461,438

		2,661,482

HEALTH CARE TECHNOLOGY—0.3%
Cerner Corp.(a)	8,234	568,640

HOTELS, RESTAURANTS & LEISURE—2.4%
Chipotle Mexican Grill, Inc.(a)	790	477,942
Marriott International, Inc., Class A	5,438	404,533
McDonald’s Corp.	12,500	1,188,375
Starbucks Corp.	24,398	1,308,099
Starwood Hotels & Resorts Worldwide, Inc.	3,900	316,251
Yum! Brands, Inc.	6,767	609,571

		4,304,771

HOUSEHOLD DURABLES—0.2%
Whirlpool Corp.	1,667	288,474

HOUSEHOLD PRODUCTS—2.1%
Colgate-Palmolive Co.	13,933	911,357
Kimberly-Clark Corp.	8,229	872,027
Procter & Gamble Co.	26,136	2,044,881

		3,828,265

INDUSTRIAL CONGLOMERATES—1.4%
3M Co.	12,187	1,880,454
Roper Technologies, Inc.	4,143	714,502

		2,594,956

INSURANCE—1.0%
Aflac, Inc.	4,154	258,379
Aon plc	6,821	679,917
Chubb Corp.	4,619	439,452
Prudential Financial, Inc.	1,920	168,038
Travelers Cos., Inc.	2,642	255,376

		1,801,162

INTERNET & CATALOG RETAIL—2.8%
Amazon.com, Inc.(a)	6,436	2,793,803
Expedia, Inc.	2,388	261,128
Netflix, Inc.(a)	1,218	800,153
Priceline Group, Inc.(a)	1,030	1,185,911

		5,040,995

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
INTERNET SOFTWARE & SERVICES—6.0%
Akamai Technologies, Inc.(a)	5,069	$353,917
eBay, Inc.(a)	16,367	985,948
Facebook, Inc., Class A(a)	38,630	3,313,102
Google, Inc., Class C(a)	4,762	2,478,669
Google, Inc., Class A(a)	5,029	2,715,861
VeriSign, Inc.(a)	5,480	338,226
Yahoo!, Inc.(a)	17,787	698,851

		10,884,574

IT SERVICES—4.4%
Accenture plc, Class A	7,994	773,659
Automatic Data Processing, Inc.	11,012	883,493
Cognizant Technology Solutions Corp., Class A(a)	11,980	731,858
Fiserv, Inc.(a)	7,858	650,878
International Business Machines Corp.	1,095	178,113
Mastercard, Inc., Class A	20,125	1,881,285
Paychex, Inc.	5,970	279,873
Visa, Inc., Class A	38,164	2,562,713

		7,941,872

LIFE SCIENCES TOOLS & SERVICES—0.8%
Agilent Technologies, Inc.	5,785	223,186
Thermo Fisher Scientific, Inc.	9,445	1,225,583

		1,448,769

MACHINERY—0.5%
Illinois Tool Works, Inc.	6,683	613,433
Ingersoll-Rand plc	4,358	293,816

		907,249

MEDIA—5.6%
CBS Corp., Class B	6,525	362,137
Comcast Corp., Class A	31,097	1,870,174
DIRECTV(a)	11,407	1,058,455
Discovery Communications, Inc., Class C(a)	6,791	211,064
Discovery Communications, Inc., Class A(a)	6,791	225,869
Gannett Co., Inc.(a)	3,092	43,257
Omnicom Group, Inc.	8,416	584,828
TEGNA, Inc.	6,184	198,321
Time Warner Cable, Inc.	4,148	739,049
Time Warner, Inc.	15,792	1,380,379
Viacom, Inc., Class B	4,340	280,538
Walt Disney Co.	27,439	3,131,887

		10,085,958

MULTILINE RETAIL—0.4%
Dollar Tree, Inc.(a)	6,249	493,608
Target Corp.	2,531	206,606

		700,214

OIL, GAS & CONSUMABLE FUELS—2.3%
Anadarko Petroleum Corp.	4,126	322,076
EOG Resources, Inc.	11,562	1,012,253
EQT Corp.	4,010	326,173
Kinder Morgan, Inc.	29,358	1,127,054
Murphy Oil Corp.	1,830	76,073

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Growth Index Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
OIL, GAS & CONSUMABLE FUELS—2.3%, continued
Noble Energy, Inc.	3,494	$149,124
Spectra Energy Corp.	14,393	469,212
Williams Cos., Inc.	13,291	762,770

		4,244,735

PHARMACEUTICALS—6.8%
AbbVie, Inc.	31,628	2,125,086
Allergan plc(a)	7,444	2,258,956
Bristol-Myers Squibb Co.	19,628	1,306,047
Eli Lilly & Co.	11,868	990,859
Johnson & Johnson	31,098	3,030,811
Merck & Co., Inc.	28,494	1,622,164
Mylan NV(a)	8,313	564,120
Perrigo Co. plc	1,776	328,258

		12,226,301

PROFESSIONAL SERVICES—0.2%
Robert Half International, Inc.	6,317	350,594

REAL ESTATE INVESTMENT TRUSTS (REITS)—3.7%
American Tower Corp.	10,594	988,314
AvalonBay Communities, Inc.	3,510	561,144
Crown Castle International Corp.	11,808	948,182
Equity Residential	9,459	663,738
General Growth Properties, Inc.	12,536	321,674
Health Care REIT, Inc.	9,176	602,221
Host Hotels & Resorts, Inc.	16,449	326,184
Public Storage	3,142	579,290
Simon Property Group, Inc.	5,204	900,396
Ventas, Inc.	8,540	530,249
Weyerhaeuser Co.	9,037	284,665

		6,706,057

ROAD & RAIL—1.8%
CSX Corp.	27,725	905,221
Kansas City Southern	2,586	235,843
Norfolk Southern Corp.	5,900	515,424
Union Pacific Corp.	17,062	1,627,203

		3,283,691

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.7%
Altera Corp.	5,948	304,538
Analog Devices, Inc.	8,337	535,110
Applied Materials, Inc.	18,241	350,592
Avago Technologies Ltd.	6,441	856,202
Broadcom Corp., Class A	12,158	626,015
Intel Corp.	89,693	2,728,013
Micron Technology, Inc.(a)	21,952	413,576
Texas Instruments, Inc.	18,499	952,883

		6,766,929

SOFTWARE—6.0%
Adobe Systems, Inc.(a)	7,977	646,217
Autodesk, Inc.(a)	4,626	231,647
Citrix Systems, Inc.(a)	3,452	242,192
Intuit, Inc.	6,883	693,600
Microsoft Corp.	148,554	6,558,659
Oracle Corp.	35,196	1,418,399

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—98.6%, continued
SOFTWARE—6.0%, continued
Red Hat, Inc.(a)	3,075	$233,485
salesforce.com, Inc.(a)	8,813	613,649
Symantec Corp.	10,288	239,196

		10,877,044

SPECIALTY RETAIL—3.7%
Bed Bath & Beyond, Inc.(a)	2,656	183,211
Gap, Inc.	8,185	312,421
Home Depot, Inc.	26,011	2,890,602
Lowe’s Cos., Inc.	17,846	1,195,147
O’Reilly Automotive, Inc.(a)	3,768	851,493
Ross Stores, Inc.	9,142	444,393
TJX Cos., Inc.	12,650	837,050

		6,714,317

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—8.4%
Apple, Inc.	106,785	13,393,509
EMC Corp.	27,961	737,891
NetApp, Inc.	6,524	205,897
SanDisk Corp.	4,838	281,668
Seagate Technology plc	6,305	299,487
Western Digital Corp.	4,218	330,776

		15,249,228

TEXTILES, APPAREL & LUXURY GOODS—1.2%
NIKE, Inc., Class B	12,530	1,353,490
Ralph Lauren Corp.	1,097	145,199
VF Corp.	9,543	665,529

		2,164,218

TRADING COMPANIES & DISTRIBUTORS—0.4%
Fastenal Co.	3,809	160,664
W.W. Grainger, Inc.	2,257	534,119

		694,783

TOTAL COMMON STOCKS (COST $117,506,674)		178,434,653

CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc., 0.50%, 6/15/16(b)	$1,500,000	1,500,000
Calvert Social Investment Foundation, Inc., 1.00%, 12/15/17(b)	175,000	175,000

TOTAL CORPORATE NOTES (COST $1,675,000)		1,675,000

TOTAL INVESTMENTS (Cost* $119,181,674—Unrealized gain/loss $60,927,979)—99.5%		$180,109,653
Other assets in excess of liabilities—0.5%		951,930

NET ASSETS—100%		$181,061,583

(a)	Non-income producing securities.
(b)	Illiquid security
*	Represents cost for financial reporting purposes.

plc	—	Public Liability Company
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Small Cap Fund
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—96.8%
AEROSPACE & DEFENSE—1.4%
Hexcel Corp.	15,770	$784,400

BANKS—9.3%
BancorpSouth, Inc.	33,458	861,878
Bank of the Ozarks, Inc.	20,105	919,804
Columbia Banking System, Inc.	28,150	916,001
Hanmi Financial Corp.	28,465	707,070
Home Bancshares, Inc.	23,695	866,289
Texas Capital Bancshares, Inc.(a)	12,790	796,050

		5,067,092

BIOTECHNOLOGY—1.8%
Exact Sciences Corp.(a)	32,960	980,230

BUILDING PRODUCTS—1.4%
PGT, Inc.(a)	51,100	741,461

CAPITAL MARKETS—2.5%
HFF, Inc., Class A	17,785	742,168
Waddell & Reed Financial, Inc., Class A	13,670	646,728

		1,388,896

CHEMICALS—1.0%
PolyOne Corp.	13,525	529,774

COMMERCIAL SERVICES & SUPPLIES—3.4%
Healthcare Services Group, Inc.	29,720	982,246
Ritchie Bros Auctioneers, Inc.	31,175	870,406

		1,852,652

COMMUNICATIONS EQUIPMENT—3.2%
Ciena Corp.(a)	29,505	698,678
Infinera Corp.(a)	48,955	1,027,076

		1,725,754

CONSTRUCTION MATERIALS—1.3%
Headwaters, Inc.(a)	38,365	699,010

CONSUMER FINANCE—1.3%
PRA Group, Inc.(a)	11,115	692,576

DISTRIBUTORS—1.8%
Pool Corp.	13,885	974,449

ELECTRICAL EQUIPMENT—0.4%
Franklin Electric Co., Inc.	7,410	239,565

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.3%
Belden, Inc.	8,485	689,237

FOOD PRODUCTS—1.7%
Post Holdings, Inc.(a)	17,030	918,428

HEALTH CARE EQUIPMENT & SUPPLIES—6.0%
Cynosure, Inc., Class A(a)	21,935	846,252
Endologix, Inc.(a)	37,485	575,020
LDR Holding Corp.(a)	10,585	457,801
Neogen Corp.(a)	11,020	522,789
Spectranetics Corp.(a)	36,597	842,097

		3,243,959

HEALTH CARE PROVIDERS & SERVICES—5.3%
Acadia Healthcare Co., Inc.(a)	14,010	1,097,403
Aceto Corp.	21,815	537,303

	SHARES	FAIR VALUE
COMMON STOCKS—96.8%, continued
HEALTH CARE PROVIDERS & SERVICES—5.3%, continued
Team Health Holdings, Inc.(a)	19,305	$1,261,196

		2,895,902

HOTELS, RESTAURANTS & LEISURE—5.5%
Belmond Ltd., Class A(a)	42,999	537,058
Brinker International, Inc.	13,190	760,403
La Quinta Holdings, Inc.(a)	40,755	931,252
Popeyes Louisiana Kitchen, Inc.(a)	12,535	751,975

		2,980,688

INTERNET & CATALOG RETAIL—1.8%
HSN, Inc.	13,700	961,603

INTERNET SOFTWARE & SERVICES—4.2%
Criteo SA, ADR(a)	22,055	1,051,362
LogMeIn, Inc.(a)	10,320	665,537
SPS Commerce, Inc.(a)	8,880	584,304

		2,301,203

IT SERVICES—2.2%
Euronet Worldwide, Inc.(a)	19,025	1,173,843

LIFE SCIENCES TOOLS & SERVICES—4.5%
Charles River Laboratories International, Inc.(a)	11,345	798,007
Fluidigm Corp.(a)	19,715	477,103
PRA Health Sciences, Inc.(a)	9,705	352,583
VWR Corp.(a)	31,440	840,391

		2,468,084

MACHINERY—2.7%
Barnes Group, Inc.	20,440	796,956
Hillenbrand, Inc.	10,235	314,214
Manitowoc Co., Inc.	18,555	363,678

		1,474,848

MEDIA—1.9%
EW Scripps Co., Class A	44,225	1,010,541

OIL, GAS & CONSUMABLE FUELS—3.1%
Diamondback Energy, Inc.	8,165	615,478
Memorial Resource Development Corp.(a)	24,820	470,835
Synergy Resources Corp.(a)	51,335	586,759

		1,673,072

PHARMACEUTICALS—1.8%
Akorn, Inc.(a)	21,897	956,023

PROFESSIONAL SERVICES—2.5%
Advisory Board Co.(a)	15,180	829,891
FTI Consulting, Inc.(a)	12,855	530,140

		1,360,031

REAL ESTATE INVESTMENT TRUSTS (REITS)—4.1%
Pebblebrook Hotel Trust	18,630	798,854
Sovran Self Storage, Inc.	7,550	656,171
STAG Industrial, Inc.	12,870	257,400
Strategic Hotels & Resorts, Inc.(a)	42,130	510,616

		2,223,041

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.4%
Kennedy-Wilson Holdings, Inc.	32,140	790,323

See accompanying notes to financial statements.

Schedule of Portfolio Investments, continued

Praxis Small Cap Fund
June 30, 2015 (unaudited)

	PRINCIPAL AMOUNT/ SHARES	FAIR VALUE
COMMON STOCKS—96.8%, continued
ROAD & RAIL—0.8%
Landstar System, Inc.	6,490	$433,986

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
Rambus, Inc.(a)	65,810	953,587

SOFTWARE—8.8%
ACI Worldwide, Inc.(a)	35,205	864,987
Fair Isaac Corp.	10,065	913,701
Interactive Intelligence Group, Inc.(a)	16,940	753,322
Manhattan Associates, Inc.(a)	14,565	868,802
Proofpoint, Inc.(a)	11,390	725,201
Take-Two Interactive Software, Inc.(a)	24,650	679,600

		4,805,613

SPECIALTY RETAIL—4.7%
Asbury Automotive Group, Inc.(a)	4,805	435,429
Cabela’s, Inc.(a)	5,190	259,396
Lithia Motors, Inc., Class A	9,530	1,078,415
Monro Muffler Brake, Inc.	12,465	774,825

		2,548,065

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Skechers U.S.A., Inc., Class A(a)	1,215	133,395

TRADING COMPANIES & DISTRIBUTORS—1.8%
Watsco, Inc.	8,060	997,344

TOTAL COMMON STOCKS (COST $38,539,428)		52,668,675

CORPORATE NOTE—0.8%
COMMUNITY DEVELOPMENT—0.8%
Calvert Social Investment Foundation, Inc., 0.50%, 6/15/16(b) (COST $450,000)	$450,000	450,000

TOTAL INVESTMENTS (Cost* $38,989,428—Unrealized gain/loss $14,129,247)—97.6%		$53,118,675
Other assets in excess of liabilities—2.4%		1,294,829

NET ASSETS—100%		$54,413,504

(a)	Non-income producing securities.
(b)	Illiquid security
*	Represents cost for financial reporting purposes.

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—100.0%
DEBT FUND—69.8%
Praxis Intermediate Income Fund, Class I(a)	1,329,652	$13,788,496

EQUITY FUND—30.2%
Praxis Growth Index Fund, Class I(a)	111,845	1,978,529
Praxis International Index Fund, Class I(a)	144,510	1,500,018
Praxis Small Cap Fund, Class I(a)(b)	41,375	532,912
Praxis Value Index Fund, Class I(a)	157,575	1,950,780

		5,962,239

TOTAL MUTUAL FUNDS (COST $18,049,750)		19,750,735

TOTAL INVESTMENTS (Cost* $18,049,750—Unrealized gain/loss $1,700,985)—100.0%		$19,750,735
Liabilities in excess of other assets—0.0%**		(9,498)

NET ASSETS—100%		$19,741,237

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—100.0%
DEBT FUND—39.6%
Praxis Intermediate Income Fund, Class I(a)	2,313,583	$23,991,854

EQUITY FUND—60.4%
Praxis Growth Index Fund, Class I(a)	596,017	10,543,540
Praxis International Index Fund, Class I(a)	880,046	9,134,875
Praxis Small Cap Fund, Class I(a)(b)	503,057	6,479,370
Praxis Value Index Fund, Class I(a)	839,603	10,394,283

		36,552,068

TOTAL MUTUAL FUNDS (COST $50,339,415)		60,543,922

TOTAL INVESTMENTS (Cost* $50,339,415—Unrealized gain/loss $10,204,507)—100.0%		$60,543,922
Liabilities in excess of other assets—0.0%**		(30,190)

NET ASSETS—100%		$60,513,732

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.
**	Amount rounds to less than 0.1%.

See accompanying notes to financial statements.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio
June 30, 2015 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—100.1%
DEBT FUND—19.8%
Praxis Intermediate Income Fund, Class I(a)	986,751	$10,232,609

EQUITY FUND—80.3%
Praxis Growth Index Fund, Class I(a)	653,386	11,558,394
Praxis International Index Fund, Class I(a)	1,000,719	10,387,467
Praxis Small Cap Fund, Class I(a)(b)	643,571	8,289,190
Praxis Value Index Fund, Class I(a)	920,449	11,395,162

		41,630,213

TOTAL MUTUAL FUNDS (COST $40,466,034)		51,862,822

TOTAL INVESTMENTS (Cost* $40,466,034—Unrealized gain/loss $11,396,788)—100.1%		$51,862,822
Liabilities in excess of other assets—(0.1)%		(27,892)

NET ASSETS—100%		$51,834,930

(a)	Affiliated fund.
(b)	Non-income producing securities.
*	Represents cost for financial reporting purposes.

See accompanying notes to financial statements.

Statements of assets & liabilities

June 30, 2015 (unaudited)

	Praxis Intermediate Income Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Fund

Assets
Total investment securities, at cost	$411,145,091	$153,814,297	$109,143,001	$119,181,674	$38,989,428

Investments in unaffiliated securities, at fair value	$419,823,422	$176,933,040	$137,181,230	$180,109,653	$53,118,675

Total investment securities, at fair value	419,823,422	176,933,040	137,181,230	180,109,653	53,118,675
Cash	1,769,443	914,362	256,095	565,949	1,156,832
Receivable for investments sold	1,537,872	—	—	—	—
Receivable for capital shares sold	1,413,090	510,446	297,347	432,666	259,719
Receivable for dividends and interest	3,310,122	569,322	152,204	152,292	21,699
Receivable for tax reclaims	—	34,438	—	15,025	—
Prepaid expenses	32,908	14,055	16,333	15,523	9,641

Total Assets	427,886,857	178,975,663	137,903,209	181,291,108	54,566,566

Liabilities
Distributions payable	944,109	—	—	—	—
Payable for capital shares redeemed	947,720	270,992	86,683	109,701	74,414
Payable for investments purchased	1,001,200	—	—	—	—
Accrued expenses and other payables:
Investment advisory fees	137,684	90,027	33,446	45,283	40,472
Administration fees	48,628	20,726	14,872	20,174	8,070
Distribution fees	25,623	6,702	6,526	18,280	1,081
Other	84,425	63,253	29,332	36,087	29,025

Total Liabilities	3,189,389	451,700	170,859	229,525	153,062

Net Assets	$424,697,468	$178,523,963	$137,732,350	$181,061,583	$54,413,504

Components of Net Assets
Paid-in capital	$416,140,964	$161,096,022	$105,110,735	$126,419,063	$32,297,821
Accumulated (distributions in excess of) net investment income	(383,183)	2,055,682	2,158,961	1,007,777	82,890
Accumulated net realized gains (losses) on investments and foreign currency transactions	261,356	(7,742,931)	2,424,425	(7,295,488)	7,903,546
Net unrealized appreciation/(depreciation) on investments and foreign currency translations	8,678,331	23,115,190	28,038,229	60,930,231	14,129,247

Net Assets	$424,697,468	$178,523,963	$137,732,350	$181,061,583	$54,413,504

Pricing of Class A Shares
Net assets attributable to Class A shares	$75,683,466	$20,110,437	$18,157,736	$57,672,545	$9,192,503

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,269,072	1,951,683	1,460,180	3,284,701	748,232

Net asset value, offering price and redemption price per share	$10.41	$10.30	$12.44	$17.56	$12.29

Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%

Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$10.82	$10.87	$13.13	$18.53	$12.97

Pricing of Class I Shares
Net assets attributable to Class I shares	$349,014,002	$158,413,526	$119,574,614	$123,389,038	$45,221,001

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	33,664,387	15,263,812	9,656,785	6,976,571	3,510,130

Net asset value and redemption price per share	$10.37	$10.38	$12.38	$17.69	$12.88

See accompanying notes to financial statements.

Statements of assets & liabilities, continued

June 30, 2015 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio

Assets
Investments in affiliates, at cost	$18,049,750	$50,339,415	$40,466,034

Investments in affiliates, at fair value	19,750,735	60,543,922	51,862,822
Cash	710	46	142
Receivable for investments sold	179,905	—	37,140
Receivable for capital shares sold	24,866	131,170	5,481
Receivable for dividends and interest	31,728	54,619	23,350
Prepaid expenses	3,708	4,939	5,652

Total Assets	19,991,652	60,734,696	51,934,587

Liabilities
Payable for capital shares redeemed	204,770	34,539	42,446
Payable for investments purchased	31,728	150,433	23,350
Accrued expenses and other payables:
Investment advisory fees	820	2,499	2,156
Administration fees	1,350	4,045	3,504
Distribution fees	5,423	15,596	13,034
Other	6,324	13,852	15,167

Total Liabilities	250,415	220,964	99,657

Net Assets	$19,741,237	$60,513,732	$51,834,930

Components of Net Assets
Paid-in capital	$18,031,734	$49,592,003	$39,434,952
Accumulated (distributions in excess of) net investment income	21,975	19,083	(15,048)
Accumulated net realized gains (losses) on investments in affiliates	(13,457)	698,139	1,018,238
Net unrealized appreciation/(depreciation) on investments in affiliates	1,700,985	10,204,507	11,396,788

Net Assets	$19,741,237	$60,513,732	$51,834,930

Pricing of Class A Shares
Net assets attributable to Class A shares	$19,741,237	$60,513,732	$51,834,930

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,743,024	4,684,148	3,680,997

Net asset value, offering price and redemption price per share	$11.33	$12.92	$14.08

Maximum sales charge	5.25%	5.25%	5.25%

Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$11.96	$13.64	$14.86

See accompanying notes to financial statements.

Statements of operations

For the six months ended June 30, 2015 (unaudited)

	Praxis Intermediate Income Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Fund

Investment income
Dividends	$114,101	$3,137,633	$1,582,873	$1,482,304	$427,987
Foreign tax withholding	—	(104,396)	—	—	(1,091)
Interest	6,296,491	3,303	3,800	1,139	81
Interest from affiliates	14,764	5,787	2,074	7,970	2,560

Total Investment Income	6,425,356	3,042,327	1,588,747	1,491,413	429,537

Expenses
Investment advisory fees	830,312	540,695	192,756	267,460	258,778
Administration fees	100,889	42,294	30,949	43,017	15,294
Distribution fees - Class A	93,286	24,546	21,948	70,706	9,973
Transfer agent fees - Class A	51,841	15,970	12,160	32,694	9,273
Transfer agent fees - Class I	4,966	2,137	2,513	2,225	2,107
Compliance service fees	33,589	14,276	10,450	14,448	5,110
Registration fees - Class A	8,408	8,095	6,557	6,737	7,674
Registration fees - Class I	9,400	7,050	5,962	7,481	8,222
Shareholder report printing fees - Class A	7,130	3,076	2,099	4,847	2,854
Shareholder report printing fees - Class I	575	118	283	100	127
Professional fees	52,590	35,857	18,661	23,599	12,896
Custodian fees	15,983	13,125	5,045	6,711	9,904
Trustee fees and expenses	20,085	8,702	6,126	7,740	3,482
Other expenses	33,837	27,381	7,366	8,875	4,004

Total Expenses Before Reductions	1,262,891	743,322	322,875	496,640	349,698
Expenses waived by Investment Advisor	(8,805)	—	—	—	(3,051)

Net Expenses	1,254,086	743,322	322,875	496,640	346,647

Net Investment Income (Loss)	5,171,270	2,299,005	1,265,872	994,773	82,890

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	377,737	(2,267,393)	215,346	2,124,572	5,342,616
Net realized gains (losses) on foreign currency transactions	—	(3,496)	—	—	—
Change in unrealized appreciation (depreciation) of investments	(5,486,161)	8,521,253	(2,406,220)	270,046	(1,175,503)
Change in unrealized appreciation (depreciation) of investments in affiliates	(2,039)	(1,565)	(337)	(1,607)	(154)
Change in unrealized appreciation (depreciation) of foreign currency translations	—	(1,897)	—	895	—

Net Realized and Unrealized Gains (Losses) on Investments, Investments in Affiliates and Foreign Currency Transactions	(5,110,463)	6,246,902	(2,191,211)	2,393,906	4,166,959

Net Change in Net Assets from Operations	$60,807	$8,545,907	$(925,339)	$3,388,679	$4,249,849

See accompanying notes to financial statements.

Statements of operations, continued

For the six months ended June 30, 2015 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio

Investment income
Dividends from affiliates	$188,702	$324,024	$139,199

Total Investment Income	188,702	324,024	139,199

Expenses
Investment advisory fees	4,915	26,057	20,522
Administration fees	2,827	8,517	7,302
Distribution fees	24,576	74,051	63,781
Recoupment of waiver	1,311	5,886	6,443
Transfer agent fees	11,379	33,529	40,318
Compliance service fees	159	477	411
Registration fees	8,261	6,572	7,346
Shareholder report printing fees	2,135	4,258	5,014
Professional fees	1,724	2,175	2,084
Custodian fees	378	425	425
Trustee fees and expenses	84	284	256
Other expenses	136	410	345

Total Expenses Before Reductions	57,885	162,641	154,247

Net Expenses	57,885	162,641	154,247

Net Investment Income (Loss)	130,817	161,383	(15,048)

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments in affiliates	(9,755)	(20,952)	(28,474)
Change in unrealized appreciation (depreciation) of investments in affiliates	(36,777)	711,493	1,090,312

Net Realized and Unrealized Gains (Losses) on Investments in Affiliates	(46,532)	690,541	1,061,838

Net Change in Net Assets from Operations	$84,285	$851,924	$1,046,790

See accompanying notes to financial statements.

Statements of changes in net assets

	Praxis Intermediate Income Fund		Praxis International Index Fund

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

From Operations
Net investment income (loss)	$5,171,270	$10,248,077	$2,299,005	$3,940,342
Net realized gains (losses) from security transactions	377,737	1,242,984	(2,270,889)	(1,159,772)
Net change in unrealized appreciation (depreciation) on investments, investments in affiliates and foreign currency transactions	(5,488,200)	9,412,038	8,517,791	(11,994,912)

Net Change in Net Assets from Operations	60,807	20,903,099	8,545,907	(9,214,342)

Distributions to Shareholders
From net investment income
Class A	(864,609)	(1,755,138)	—	(339,901)
Class I	(4,689,844)	(9,203,257)	—	(3,648,304)

Change in Net Assets from Distributions to Shareholders	(5,554,453)	(10,958,395)	—	(3,988,205)

Change in Net Assets from Capital Transactions	24,498,483	33,369,902	(2,465,477)	15,385,151

Change in Net Assets	19,004,837	43,314,606	6,080,430	2,182,604

Net Assets
Beginning of period	405,692,631	362,378,025	172,443,533	170,260,929

End of period	$424,697,468	$405,692,631	$178,523,963	$172,443,533

Accumulated (Distributions in Excess of) Net Investment Income	$(383,183)	$—	$2,055,682	$(243,323)

See accompanying notes to financial statements.

Statements of changes in net assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Fund

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

From Operations
Net investment income (loss)	$1,265,872	$2,189,580	$994,773	$1,656,223	$82,890	$(270,507)
Net realized gains (losses) from security transactions	215,346	8,204,335	2,124,572	5,583,884	5,342,616	7,991,935
Net change in unrealized appreciation (depreciation) on investments, investments in affiliates and foreign currency transactions	(2,406,557)	4,173,307	269,334	14,665,534	(1,175,657)	(10,936,974)

Net Change in Net Assets from Operations	(925,339)	14,567,222	3,388,679	21,905,641	4,249,849	(3,215,546)

Distributions to Shareholders
From net investment income
Class A	—	(110,202)	—	(344,766)	—	—
Class I	—	(1,150,898)	—	(1,273,958)	—	—
From net realized gains
Class A	—	—	—	—	—	(1,053,634)
Class I	—	—	—	—	—	(6,905,347)

Change in Net Assets from Distributions to Shareholders	—	(1,261,100)	—	(1,618,724)	—	(7,958,981)

Change in Net Assets from Capital Transactions	12,457,519	3,500,289	3,220,641	1,879,864	(11,283,486)	(4,605,058)

Change in Net Assets	11,532,180	16,806,411	6,609,320	22,166,781	(7,033,637)	(15,779,585)

Net Assets
Beginning of period	126,200,170	109,393,759	174,452,263	152,285,482	61,447,141	77,226,726

End of period	$137,732,350	$126,200,170	$181,061,583	$174,452,263	$54,413,504	$61,447,141

Accumulated (Distributions in Excess of) Net Investment Income	$2,158,961	$893,089	$1,007,777	$13,004	$82,890	$—

See accompanying notes to financial statements.

Statements of changes in net assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio

	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (Unaudited)	For the Year Ended December 31, 2014

From Operations
Net investment income (loss)	$130,817	$340,315	$161,383	$746,998	$(15,048)	$463,682
Net realized gains (losses) on investments in affiliates	(9,755)	82,932	(20,952)	333,390	(28,474)	268,296
Distribution of realized gains received from affiliates	—	62,340	—	751,613	—	973,473
Net change in unrealized appreciation (depreciation) on investments in affiliates	(36,777)	531,064	711,493	1,061,165	1,090,312	682,839

Net Change in Net Assets from Operations	84,285	1,016,651	851,924	2,893,166	1,046,790	2,388,290

Distributions to Shareholders
From net investment income
Class A	(108,842)	(340,468)	(142,300)	(747,151)	—	(463,893)
From net realized gains
Class A	—	(299,450)	—	(1,025,974)	—	(908,646)

Change in Net Assets from Distributions to Shareholders	(108,842)	(639,918)	(142,300)	(1,773,125)	—	(1,372,539)

Change in Net Assets from Capital Transactions	638,203	706,241	2,193,333	2,877,140	1,118,395	2,860,563

Change in Net Assets	613,646	1,082,974	2,902,957	3,997,181	2,165,185	3,876,314

Net Assets
Beginning of period	19,127,591	18,044,617	57,610,775	53,613,594	49,669,745	45,793,431

End of period	$19,741,237	$19,127,591	$60,513,732	$57,610,775	$51,834,930	$49,669,745

Accumulated (Distributions in Excess of) Net Investment Income	$21,975	$—	$19,083	$—	$(15,048)	$—

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated

Praxis Intermediate Income Fund - Class A

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value at beginning of period	$10.54		$10.27	$10.73	$10.63	$10.43	$10.20
Net investment income (loss)	0.11		0.24 (a)	0.25 (a)	0.27	0.34	0.37
Net realized and unrealized gains (losses) on investments	(0.12)		0.29	(0.42)	0.22	0.32	0.27
Total from investment operations	(0.01)		0.53	(0.17)	0.49	0.66	0.64
Less distributions:
Dividends from investment income	(0.12)		(0.26)	(0.28)	(0.30)	(0.35)	(0.37)
Distributions from net realized gains	—		—	(0.01)	(0.09)	(0.11)	(0.04)
Total distributions	(0.12)		(0.26)	(0.29)	(0.39)	(0.46)	(0.41)
Paid-in capital from redemption fees	—	(b)	— (b)	— (b)	— (b)	—	—
Net asset value at end of period	$10.41		$10.54	$10.27	$10.73	$10.63	$10.43
Total return (excludes sales charge)	(0.09	%)(c)	5.21%	(1.65%)	4.64%	6.43%	6.26%
Net assets at end of period (in 000s)	$75,683		$74,950	$69,784	$83,494	$72,106	$67,259
Ratio of net expenses to average net assets	0.93	%(d)	0.93%	0.94%	0.96%	0.96%	0.98%
Ratio of net investment income to average net assets	2.16	%(d)	2.32%	2.34%	2.49%	3.19%	3.49%
Ratio of gross expenses to average net assets*	0.95	%(d)	0.94%	0.99%	1.05%	1.08%	1.16%
Portfolio turnover rate	9.05	%(c)	16.48%	23.68%	35.75%	36.12%	26.75%

Praxis Intermediate Income Fund - Class I

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value at beginning of period	$10.50		$10.22	$10.69	$10.60	$10.39	$10.17
Net investment income (loss)	0.13		0.28 (a)	0.29 (a)	0.31	0.38	0.40
Net realized and unrealized gains (losses) on investments	(0.12)		0.30	(0.43)	0.21	0.33	0.27
Total from investment operations	0.01		0.58	(0.14)	0.52	0.71	0.67
Less distributions:
Dividends from investment income	(0.14)		(0.30)	(0.32)	(0.34)	(0.39)	(0.41)
Distributions from net realized gains	—		—	(0.01)	(0.09)	(0.11)	(0.04)
Total distributions	(0.14)		(0.30)	(0.33)	(0.43)	(0.50)	(0.45)
Paid-in capital from redemption fees	—	(b)	— (b)	— (b)	— (b)	—	—
Net asset value at end of period	$10.37		$10.50	$10.22	$10.69	$10.60	$10.39
Total return (excludes sales charge)	0.11	%(c)	5.66%	(1.26%)	4.98%	6.98%	6.60%
Net assets at end of period (in 000s)	$349,014		$330,742	$292,594	$268,864	$234,612	$229,140
Ratio of net expenses to average net assets	0.53	%(c)	0.53%	0.54%	0.56%	0.57%	0.58%
Ratio of net investment income to average net assets	2.56	%(c)	2.73%	2.73%	2.89%	3.59%	3.86%
Ratio of gross expenses to average net assets	0.53	%(c)	0.53%	0.54%	0.56%	0.57%	0.58%
Portfolio turnover rate	9.05	%(c)	16.48%	23.68%	35.75%	36.12%	26.75%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income (loss) per share have been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis International Index Fund - Class A

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011 (a)
Net asset value at beginning of period	$9.85		$10.64	$9.47	$8.25	$10.00
Net investment income (loss)	0.11		0.20 (b)	0.14 (b)	0.17	0.03
Net realized and unrealized gains (losses) on investments	0.34		(0.81)	1.17	1.17	(1.68)
Total from investment operations	0.45		(0.61)	1.31	1.34	(1.65)
Less distributions:
Dividends from investment income	—		(0.18)	(0.14)	(0.12)	(0.10)
Distributions from net realized gains	—		—	—	—	—
Total distributions	—		(0.18)	(0.14)	(0.12)	(0.10)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	— (c)	—
Net asset value at end of period	$10.30		$9.85	$10.64	$9.47	$8.25
Total return (excludes sales charge)	4.57	%(d)	(5.70%)	13.86%	16.24%	(16.54%)
Net assets at end of period (in 000s)	$20,110		$18,370	$19,892	$18,181	$2,363
Ratio of net expenses to average net assets	1.28	%(e)	1.28%	1.43%	1.73%	1.73%
Ratio of net investment income to average net assets	2.12	%(e)	1.88%	1.36%	1.58%	0.89%
Ratio of gross expenses to average net assets*	1.28	%(e)	1.28%	1.43%	1.73%	4.87%
Portfolio turnover rate	3.30	%(d)	5.73%	11.36%	5.18%	2.44%

Praxis International Index Fund - Class I

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011 (a)
Net asset value at beginning of period	$9.89		$10.70	$9.51	$8.27	$10.00
Net investment income (loss)	0.13		0.25 (b)	0.20 (b)	0.18	0.12
Net realized and unrealized gains (losses) on investments	0.36		(0.82)	1.20	1.24	(1.73)
Total from investment operations	0.49		(0.57)	1.40	1.42	(1.61)
Less distributions:
Dividends from investment income	—		(0.24)	(0.21)	(0.18)	(0.12)
Distributions from net realized gains	—		—	—	—	—
Total distributions	—		(0.24)	(0.21)	(0.18)	(0.12)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	— (c)	—
Net asset value at end of period	$10.38		$9.89	$10.70	$9.51	$8.27
Total return (excludes sales charge)	4.95	%(d)	(5.36%)	14.68%	17.26%	(16.05%)
Net assets at end of period (in 000s)	$158,414		$154,074	$150,369	$118,838	$64,580
Ratio of net expenses to average net assets	0.77	%(e)	0.78%	0.80%	0.84%	0.86%
Ratio of net investment income to average net assets	2.60	%(e)	2.35%	1.96%	2.29%	2.25%
Ratio of gross expenses to average net assets	0.77	%(e)	0.78%	0.80%	0.84%	0.86%
Portfolio turnover rate	3.30	%(d)	5.73%	11.36%	5.18%	2.44%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	The Fund’s inception date is December 31, 2010. The Fund commenced public offering and investment operations on January 3, 2011.
(b)	Net investment income (loss) per share have been calculated using the average daily shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Value Index Fund - Class A

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value at beginning of period	$12.54		$11.21	$8.71	$7.57	$7.95	$7.09
Net investment income (loss)	0.10		0.18 (b)	0.14 (b)	0.28	0.12	0.14
Net realized and unrealized gains (losses) on investments	(0.20)		1.23	2.60	0.93	(0.40)	0.81
Total from investment operations	(0.10)		1.41	2.74	1.21	(0.28)	0.95
Less distributions:
Dividends from investment income	—		(0.08)	(0.24)	(0.07)	(0.10)	(0.09)
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		(0.08)	(0.24)	(0.07)	(0.10)	(0.09)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	— (c)	—	—
Net asset value at end of period	$12.44		$12.54	$11.21	$8.71	$7.57	$7.95
Total return (excludes sales charge)	(0.80	%)(d)	12.57%	31.33%	16.12%	(3.58%)	13.40%
Net assets at end of period (in 000s)	$18,158		$17,356	$16,275	$13,591	$20,776	$24,341
Ratio of net expenses to average net assets	0.91	%(e)	0.87%	1.03%	1.21%	1.32%	1.38%
Ratio of net investment income to average net assets	1.57	%(e)	1.53%	1.40%	1.48%	1.19%	1.15%
Ratio of gross expenses to average net assets	0.91	%(e)	0.87%	1.03%	1.21%	1.32%	1.38%
Portfolio turnover rate	1.69	%(d)	20.53%	30.38%	69.58%	29.11%	24.12%

Praxis Value Index Fund - Class I

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value at beginning of period	$12.46		$11.14	$8.65	$7.52	$7.91	$7.05
Net investment income (loss)	0.13		0.23 (b)	0.20 (b)	0.09	0.15	0.17
Net realized and unrealized gains (losses) on investments	(0.21)		1.22	2.59	1.18	(0.37)	0.85
Total from investment operations	(0.08)		1.45	2.79	1.27	(0.22)	1.02
Less distributions:
Dividends from investment income	—		(0.13)	(0.30)	(0.14)	(0.17)	(0.16)
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		(0.13)	(0.30)	(0.14)	(0.17)	(0.16)
Paid-in capital from redemption fees	—	(c)	— (c)	—	—	—	—
Net asset value at end of period	$12.38		$12.46	$11.14	$8.65	$7.52	$7.91
Total return (excludes sales charge)	(0.64	%)(d)	13.03%	32.26%	16.91%	(2.80%)	14.53%
Net assets at end of period (in 000s)	$119,574		$108,845	$93,118	$71,284	$32,070	$31,865
Ratio of net expenses to average net assets	0.44	%(e)	0.45%	0.48%	0.47%	0.49%	0.50%
Ratio of net investment income to average net assets	2.03	%(e)	1.94%	1.95%	2.24%	2.03%	2.06%
Ratio of gross expenses to average net assets	0.44	%(e)	0.45%	0.48%	0.47%	0.49%	0.50%
Portfolio turnover rate	1.69	%(d)	20.53%	30.38%	69.58%	29.11%	24.12%

(b)	Net investment income (loss) per share have been calculated using the average daily shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Growth Index Fund - Class A

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value at beginning of period	$17.25		$15.19	$11.63	$9.96	$9.86	$8.71
Net investment income (loss)	0.07		0.12	0.10 (b)	0.02	0.01	0.01
Net realized and unrealized gains (losses) on investments	0.24		2.05	3.58	1.70	0.10	1.14
Total from investment operations	0.31		2.17	3.68	1.72	0.11	1.15
Less distributions:
Dividends from investment income	—		(0.11)	(0.12)	(0.05)	(0.01)	—
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		(0.11)	(0.12)	(0.05)	(0.01)	—
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Net asset value at end of period	$17.56		$17.25	$15.19	$11.63	$9.96	$9.86
Total return (excludes sales charge)	1.80	%(d)	14.26%	31.72%	17.15%	1.12%	13.20%
Net assets at end of period (in 000s)	$57,673		$55,833	$51,724	$43,035	$3,363	$2,911
Ratio of net expenses to average net assets	0.82	%(e)	0.91%	1.01%	1.08%	1.10%	1.10%
Ratio of net investment income to average net assets	0.85	%(e)	0.73%	0.76%	1.08%	0.14%	0.13%
Ratio of gross expenses to average net assets*	0.82	%(e)	0.91%	1.01%	1.26%	2.01%	2.68%
Portfolio turnover rate	3.67	%(d)	19.09%	14.82%	82.74%	21.18%	28.55%

Praxis Growth Index Fund - Class I

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value at beginning of period	$17.34		$15.27	$11.68	$9.96	$9.86	$8.72
Net investment income (loss)	0.11		0.20	0.18 (b)	0.07	0.07	0.05
Net realized and unrealized gains (losses) on investments	0.24		2.06	3.60	1.71	0.10	1.15
Total from investment operations	0.35		2.26	3.78	1.78	0.17	1.20
Less distributions:
Dividends from investment income	—		(0.19)	(0.19)	(0.06)	(0.07)	(0.06)
Distributions from net realized gains	—		—	—	—	—	—
Total distributions	—		(0.19)	(0.19)	(0.06)	(0.07)	(0.06)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	— (c)	—	—
Net asset value at end of period	$17.69		$17.34	$15.27	$11.68	$9.96	$9.86
Total return (excludes sales charge)	2.02	%(d)	14.77%	32.26%	17.94%	1.73%	13.74%
Net assets at end of period (in 000s)	$123,389		$118,619	$100,561	$97,072	$33,843	$29,401
Ratio of net expenses to average net assets	0.43	%(e)	0.42%	0.47%	0.48%	0.50%	0.58%
Ratio of net investment income to average net assets	1.24	%(e)	1.22%	1.31%	1.31%	0.75%	0.70%
Ratio of gross expenses to average net assets	0.43	%(e)	0.42%	0.47%	0.48%	0.50%	0.58%
Portfolio turnover rate	3.67	%(d)	19.09%	14.82%	82.74%	21.18%	28.55%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(b)	Net investment income (loss) per share have been calculated using the average daily shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Small Cap Fund - Class A

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value at beginning of period	$11.49		$13.80		$11.33		$10.51	$9.95	$7.55
Net investment income (loss)	(0.02)		(0.12	)(b)	(0.12	)(b)	(0.06)	(0.09)	(0.11)
Net realized and unrealized gains (losses) on investments	0.82		(0.43)		4.04		1.03	0.64	2.51
Total from investment operations	0.80		(0.55)		3.92		0.97	0.55	2.40
Less distributions:
Distributions from net realized gains	—		(1.76)		(1.45)		(0.15)	—	—
Total distributions	—		(1.76)		(1.45)		(0.15)	—	—
Paid-in capital from redemption fees	—	(c)	—	(c)	—	(c)	— (c)	0.01	— (c)
Net asset value at end of period	$12.29		$11.49		$13.80		$11.33	$10.51	$9.95
Total return (excludes sales charge)	6.96	%(d)	(4.11%)		34.63%		9.26%	5.63%	31.79%
Net assets at end of period (in 000s)	$9,193		$7,664		$8,465		$5,710	$5,541	$3,341
Ratio of net expenses to average net assets	1.69	%(e)	1.69%		1.69%		1.72%	1.71%	1.69%
Ratio of net investment income to average net assets	(0.30	)%(e)	(0.95)%		(0.95)%		(0.34)%	(1.09)%	(1.08)%
Ratio of gross expenses to average net assets*	1.76	%(e)	1.70%		1.90%		1.91%	2.17%	2.79%
Portfolio turnover rate	33.01	%(d)	73.67%		49.25%		49.78%	67.48%	84.26%

Praxis Small Cap Fund - Class I

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value at beginning of period	$12.01		$14.25		$11.59		$10.67	$10.06	$7.59
Net investment income (loss)	0.02		(0.04	)(b)	(0.04	)(b)	0.06	(0.03)	(0.04)
Net realized and unrealized gains (losses) on investments	0.85		(0.44)		4.15		1.01	0.64	2.51
Total from investment operations	0.87		(0.48)		4.11		1.07	0.61	2.47
Less distributions:
Distributions from net realized gains	—		(1.76)		(1.45)		(0.15)	—	—
Total distributions	—		(1.76)		(1.45)		(0.15)	—	—
Paid-in capital from redemption fees	—		—	(c)	—	(c)	—	—	—
Net asset value at end of period	$12.88		$12.01		$14.25		$11.59	$10.67	$10.06
Total return (excludes sales charge)	7.24	%(d)	(3.49%)		35.53%		10.06%	6.06%	32.54%
Net assets at end of period (in 000s)	$45,221		$53,783		$68,762		$63,520	$61,130	$25,584
Ratio of net expenses to average net assets	1.06	%(e)	1.02%		1.04%		1.05%	1.04%	1.08%
Ratio of net investment income to average net assets	0.36	%(e)	(0.28%)		(0.31%)		0.50%	(0.44%)	(0.46%)
Ratio of gross expenses to average net assets	1.06	%(e)	1.02%		1.04%		1.05%	1.04%	1.08%
Portfolio turnover rate	33.01	%(d)	73.67%		49.25%		49.78%	67.48%	84.26%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(b)	Net investment income (loss) per share have been calculated using the average daily shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Conservative Portfolio - Class A

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010 (a)
Net asset value at beginning of period	$11.34		$11.10	$10.79	$10.50	$10.55	$10.00
Net investment income (loss)	0.08		0.21 (b)	0.23 (b)	0.23	0.24	0.25
Net realized and unrealized gains (losses) on investments	(0.03)		0.42	0.45	0.54	0.06	0.55
Total from investment operations	0.05		0.63	0.68	0.77	0.30	0.80
Less distributions:
Dividends from investment income	(0.06)		(0.21)	(0.23)	(0.24)	(0.29)	(0.25)
Distributions from net realized gains	—		(0.18)	(0.14)	(0.24)	(0.06)	—
Total distributions	(0.06)		(0.39)	(0.37)	(0.48)	(0.35)	(0.25)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Net asset value at end of period	$11.33		$11.34	$11.10	$10.79	$10.50	$10.55
Total return (excludes sales charge)	0.46	%(d)	5.68%	6.28%	7.42%	2.88%	8.22%
Net assets at end of period (in 000s)	$19,741		$19,128	$18,045	$17,203	$14,018	$12,695
Ratio of net expenses to average net assets †	0.59	%(e)	0.60%	0.61%	0.61%	0.61%	0.65%
Ratio of net investment income to average net assets †	1.33	%(e)	1.82%	2.04%	2.13%	2.31%	2.60%
Ratio of gross expenses to average net assets †*	0.59	%(e)	0.62%	0.64%	0.65%	0.78%	0.97%
Portfolio turnover rate	3.64	%(d)	10.78%	25.69%	30.58%	15.03%	10.08%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which they invest.
*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	The Fund’s inception date is December 31, 2009. The Fund commenced public offering and investment operations on January 4, 2010.
(b)	Net investment income (loss) per share have been calculated using the average daily shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010 (a)
Net asset value at beginning of period	$12.76		$12.50	$11.14	$10.62	$10.91	$10.00
Net investment income (loss)	0.04		0.17 (b)	0.20 (b)	0.17	0.15	0.16
Net realized and unrealized gains (losses) on investments	0.15		0.49	1.50	0.90	(0.17)	0.91
Total from investment operations	0.19		0.66	1.70	1.07	(0.02)	1.07
Less distributions:
Dividends from investment income	(0.03)		(0.17)	(0.19)	(0.18)	(0.18)	(0.16)
Distributions from net realized gains	—		(0.23)	(0.15)	(0.37)	(0.09)	—
Total distributions	(0.03)		(0.40)	(0.34)	(0.55)	(0.27)	(0.16)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	— (c)	— (c)	—
Net asset value at end of period	$12.92		$12.76	$12.50	$11.14	$10.62	$10.91
Total return (excludes sales charge)	1.49	%(d)	5.30%	15.30%	10.11%	(0.21%)	10.88%
Net assets at end of period (in 000s)	$60,514		$57,611	$53,614	$44,584	$37,770	$34,182
Ratio of net expenses to average net assets †	0.55	%(e)	0.58%	0.60%	0.61%	0.61%	0.64%
Ratio of net investment income to average net assets †	0.54	%(e)	1.33%	1.65%	1.57%	1.39%	1.80%
Ratio of gross expenses to average net assets †*	0.55	%(e)	0.58%	0.60%	0.62%	0.71%	0.90%
Portfolio turnover rate	2.05	%(d)	10.26%	19.91%	38.48%	15.11%	7.84%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which they invest.
*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	The Fund’s inception date is December 31, 2009. The Fund commenced public offering and investment operations on January 4, 2010.
(b)	Net investment income (loss) per share have been calculated using the average daily shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Growth Portfolio - Class A

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010 (a)
Net asset value at beginning of period	$13.79		$13.49	$11.40	$10.68	$11.15	$10.00
Net investment income (loss)	—	(b)(c)	0.13 (b)	0.17 (b)	0.13	0.08	0.10
Net realized and unrealized gains (losses) on investments	0.29		0.56	2.26	1.13	(0.33)	1.15
Total from investment operations	0.29		0.69	2.43	1.26	(0.25)	1.25
Less distributions:
Dividends from investment income	—		(0.13)	(0.17)	(0.14)	(0.10)	(0.10)
Distributions from net realized gains	—		(0.26)	(0.17)	(0.40)	(0.12)	—
Total distributions	—		(0.39)	(0.34)	(0.54)	(0.22)	(0.10)
Paid-in capital from redemption fees	—	(c)	— (c)	— (c)	— (c)	— (c)	—
Net asset value at end of period	$14.08		$13.79	$13.49	$11.40	$10.68	$11.15
Total return (excludes sales charge)	2.10	%(d)	5.09%	21.28%	11.82%	(2.24%)	12.65%
Net assets at end of period (in 000s)	$51,835		$49,670	$45,793	$36,294	$29,882	$26,673
Ratio of net expenses to average net assets †	0.60	%(e)	0.60%	0.60%	0.61%	0.61%	0.64%
Ratio of net investment income to average net assets †	(0.06	)%(e)	0.95%	1.39%	1.22%	0.79%	1.33%
Ratio of gross expenses to average net assets †*	0.60	%(e)	0.60%	0.66%	0.74%	0.89%	1.15%
Portfolio turnover rate	2.49	%(d)	8.81%	20.87%	45.13%	15.54%	7.54%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which they invest.
*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	The Fund’s inception date is December 31, 2009. The Fund commenced public offering and investment operations on January 4, 2010.
(b)	Net investment income (loss) per share have been calculated using the average daily shares outstanding during the period.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)	June 30, 2015

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2014, the Trust consists of the Praxis Intermediate Income Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Intermediate Income Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Fund, Conservative Portfolio, Balanced Portfolio, and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of June 30, 2015, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Intermediate Income Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting year. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established are reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be at amortized cost. The Portfolios’ investments in the Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 —	quoted prices in active markets for identical securities

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —	significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting year end.

The aggregate value by input level, as of June 30, 2015, for each Fund’s and Portfolio’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are as follows:

Intermediate Income Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Asset Backed Securities	$—	$13,136,879	$—	$13,136,879
Commercial Mortgage Backed Securities	—	15,826,992	—	15,826,992
Corporate Bonds	—	176,951,683	—	176,951,683
Corporate Notes	—	4,200,000	—	4,200,000
Foreign Bonds	—	9,633,470	—	9,633,470
Investment Company	3,663,788	—	—	3,663,788
Municipal Bonds	—	14,043,732	—	14,043,732
U.S. Government Agencies	—	182,366,878	—	182,366,878

Total Investments	$3,663,788	$416,159,634	$—	$419,823,422

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2015.

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Common Stocks	$174,833,558	$—	$—	$174,833,558
Corporate Notes	—	1,600,000	—	1,600,000
Preferred Stocks	496,226	—	—	496,226
Warrant	3,256	—	—	3,256

Total Investments	$175,333,040	$1,600,000	$—	$176,933,040

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2015.

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Common Stocks	$135,974,201	$7,029	$—	$135,981,230
Corporate Notes	—	1,200,000	—	1,200,000

Total Investments	$135,974,201	$1,207,029	$—	$137,181,230

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2015.

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Common Stocks	$178,434,653	$—	$—	$178,434,653
Corporate Notes	—	1,675,000	—	1,675,000

Total Investments	$178,434,653	$1,675,000	$—	$180,109,653

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2015.

Notes to Financial Statements (unaudited), continued	June 30, 2015

Small Cap Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Common Stocks	$52,668,675	$—	$—	$52,668,675
Corporate Note	—	450,000	—	450,000

Total Investments	$52,668,675	$450,000	$—	$53,118,675

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2015.

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Mutual Funds	$19,750,735	$—	$—	$19,750,735

Total Investments	$19,750,735	$—	$—	$19,750,735

There were no transfers in and out of Levels 1, 2, or 3 during the year ended December 31, 2014.

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Mutual Funds	$60,543,922	$—	$—	$60,543,922

Total Investments	$60,543,922	$—	$—	$60,543,922

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2015.

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Investments at Value
Mutual Funds	$51,862,822	$—	$—	$51,862,822

Total Investments	$51,862,822	$—	$—	$51,862,822

There were no transfers in and out of Levels 1, 2, or 3 during the period ended June 30, 2015.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs for Investments in Securities were used to determine fair value:

Everence Community Investment Notes	Intermediate Income Fund	International Index Fund	Value Index Fund	Growth Index Fund	Small Cap Fund

Balance as of December 31, 2014	$2,649,539	$1,000,565	$367,837	$1,385,607	$475,154
Proceeds from Maturities	—	—	—	—	—
Cost of Purchases	—	—	—	—	—
Sales	(2,647,500)	(999,000)	(367,500)	(1,384,000)	(475,001)
Change in unrealized appreciation (depreciation)	(2,039)	(1,565)	(337)	(1,607)	(153)

Balance as of June 30, 2015	$—	$—	$—	$—	$—

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than in the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to net assets of each Fund or Portfolio or another reasonable measure.

The Portfolios invest in other Praxis equity and fixed income Funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how the Portfolio’s assets are allocated among the underlying investments.

Risks associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities, other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Dividends and Distributions:

Dividends from net investment income are declared and paid monthly for the Intermediate Income Fund and the Portfolios. Dividends from net investment income are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund, and the Small Cap Fund. To the extent the Portfolios invest in the Intermediate Income Fund and receive dividends, they will be paid monthly. Distributions of realized gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios first learn of the dividend. Distributable net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

Redemption Fees:

The Funds and Portfolios will charge a redemption fee of two percent of the total redemption amount if a shareholder sells or exchanges shares after holding them for less than 30 days subject to certain exceptions and limitations described in the Prospectus. Amounts charged are included in Paid in Capital Transactions as disclosed in Note 6 to the Financial Statements.

Notes to Financial Statements (unaudited), continued	June 30, 2015

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the period ended June 30, 2015 were as follows:

	Purchases	Sales

Intermediate Income Fund	$68,577,991	$36,868,880
International Index Fund	5,893,119	6,573,519
Value Index Fund	15,895,020	2,177,876
Growth Index Fund	10,207,492	6,536,669
Small Cap Fund	19,353,612	29,135,043
Conservative Portfolio	1,368,308	719,536
Balanced Portfolio	3,406,316	1,217,841
Growth Portfolio	2,354,467	1,274,097

4. Investment Transactions with Affiliates:

The Portfolios invest in the underlying Praxis Mutual Funds which are also advised by the Adviser. Therefore, the Underlying Funds are deemed affiliates, and the related activities in those investments were as follows:

	For the semiannual period ended June 30, 2015
Affiliate	Fair value at December 31, 2014	Purchase Cost	Sales Proceeds	Realized Gain/ (Loss)	Dividend Income	Shares at June 30, 2015	Fair value at June 30, 2015

Praxis Genesis Conservative Portfolio
Praxis Intermediate Income Fund	$13,455,374	$1,014,426	$503,675	$(5,950)	$188,702	1,329,653	$13,788,496
Praxis Growth Index Fund	1,894,323	117,961	71,954	(594)	—	111,845	1,978,529
Praxis International Index Fund	1,395,904	88,470	53,965	(453)	—	144,510	1,500,018
Praxis Small Cap Fund	485,442	29,490	17,988	(1,888)	—	41,375	532,912
Praxis Value Index Fund	1,917,452	117,961	71,954	(870)	—	157,575	1,950,780

Total	$19,148,495	$1,368,308	$719,536	$(9,755)	$188,702	1,784,958	$19,750,735

	For the semiannual period ended June 30, 2015

Affiliate	Fair value at December 31, 2014	Purchase Cost	Sales Proceeds	Realized Gain/ (Loss)	Dividend Income	Shares at June 30, 2015	Fair value at June 30, 2015

Praxis Genesis Balanced Portfolio
Praxis Intermediate Income Fund	$23,226,013	$1,556,941	$487,136	$(4,433)	$324,024	2,313,583	$23,991,854
Praxis Growth Index Fund	10,012,892	539,401	213,122	400	—	596,017	10,543,540
Praxis International Index Fund	8,434,364	462,344	182,676	(2,408)	—	880,046	9,134,875
Praxis Small Cap Fund	5,859,092	308,229	121,785	(13,297)	—	503,057	6,479,370
Praxis Value Index Fund	10,132,544	539,401	213,122	(1,214)	—	839,603	10,394,283

Total	$57,664,905	$3,406,316	$1,217,841	$(20,952)	$324,024	5,132,306	$60,543,922

	For the semiannual period ended June 30, 2015
Affiliate	Fair value at December 31, 2014	Purchase Cost	Sales Proceeds	Realized Gain/ (Loss)	Dividend Income	Shares at June 30, 2015	Fair value at June 30, 2015

Praxis Genesis Growth Portfolio
Praxis Intermediate Income Fund	$10,035,938	$582,253	$254,819	$(3,270)	$139,199	986,751	$10,232,609
Praxis Growth Index Fund	11,121,593	498,435	286,672	(799)	—	653,386	11,558,394
Praxis International Index Fund	9,715,189	443,053	254,819	(1,473)	—	1,000,719	10,387,467
Praxis Small Cap Fund	7,592,841	332,290	191,115	(21,451)	—	643,571	8,289,190
Praxis Value Index Fund	11,255,053	498,436	286,672	(1,481)	—	920,449	11,395,162

Total	$49,720,614	$2,354,467	$1,274,097	$(28,474)	$139,199	4,204,876	$51,862,822

5. Related Party Transactions:

Everence Capital Management, Inc. (the “Adviser”) provides investment advisory services to the Funds and Portfolios. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Intermediate Income Fund	0.40%
International Index Fund	0.60%
Value Index Fund	0.30%
Growth Index Fund	0.30%
Small Cap Fund	0.85%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

The Adviser has retained various Sub-Advisers to manage the investments of certain Funds under the terms of the Sub-Advisory Agreements. The Adviser (not the Funds) pays each Sub-Adviser a fee for these services. Aperio Group LLC serves as the Sub-Adviser to the International Index Fund and Luther King Capital Management Corporation serves as the Sub-Adviser to the Small Cap Fund.

The Adviser has entered into an expense limitation agreement until April 30, 2016. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the waiver and/or reimbursement and at the time of repayment, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

The contractual expense limits in place for the period ended June 30, 2015 were:

Intermediate Income Fund (Class A)	0.90%
Small Cap Fund (Class A)	1.65%
Conservative Portfolio (Class A)	0.60%
Balanced Portfolio (Class A)	0.60%
Growth Portfolio (Class A)	0.60%

For the period ended June 30, 2015, the Adviser contractually waived investment advisory fees and/or reimbursed other operating expenses of the Funds and Portfolios as follows:

Intermediate Income Fund (Class A)	$8,805
Small Cap Fund (Class A)	3,051

For the period ended June 30, 2015, the Advisor recouped investment advisory fees of the Funds and Portfolios as follows:

Conservative Portfolio (Class A)	$1,311
Balanced Portfolio (Class A)	5,886
Growth Portfolio (Class A)	6,443

Notes to Financial Statements (unaudited), continued	June 30, 2015

As of June 30, 2015, the Funds and Portfolios had the following amounts (and year of expiration) subject to repayment to the Adviser:

	Year Waived	Year Repayment Expires	Balance

Intermediate Income Fund	2012	2015	$66,632
	2013	2016	39,015
	2014	2017	2,575
	2015	2018	8,805

			$117,027

Small Cap Fund	2012	2015	$16,604
	2013	2016	14,524
	2014	2017	1,183
	2015	2018	3,051

			$35,362

Conservative Portfolio	2012	2015	$6,013
	2013	2016	6,678
	2014	2017	2,698

			$15,389

Growth Portfolio	2012	2015	$40,587
	2013	2016	21,201

			$61,788

JPMorgan Chase Bank, N.A. (“JPMorgan”) provides administrative and accounting services on behalf of the Trust. For these services, JPMorgan receives an annual fee, paid monthly, from each Fund and Portfolio.

U.S. Bancorp Fund Services LLC provides shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bancorp Fund Services LLC receives an annual fee, paid monthly, from each Fund and Portfolio.

BHIL Distributors, Inc. (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned amounts from underwriting and broker commissions on the sale of shares as follows:

Intermediate Income	$1,458
International Index	699
Value Index	1,751
Growth Index	4,098
Small Cap	1,127
Conservative Portfolio	3,873
Balanced Portfolio	17,026
Growth Portfolio	12,258

The Trust has adopted a Plan of Distribution “Rule 12b-1 Plan” under which each Fund and Portfolio may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50 percent of the average daily net assets attributable to Class A Shares of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution.

Under the terms of the Compliance and Financial Controls Service Agreements between the Trust and Beacon Hill Fund Services (“Beacon Hill”), Beacon Hill provides certain compliance and financial control services to the Trust, including developing and assisting in implementing a compliance program for the Trust, providing administrative support services to the Funds’ and Portfolios’ Compliance Program, providing the Chief Compliance Officer and providing the Chief Financial Officer. For these services, Beacon Hill receives a quarterly fee from each Fund and Portfolio.

Certain Officers of the Trust are affiliated with the Adviser, Distributor and/or JPMorgan. With the exception of the Chief Compliance Officer and the Chief Financial Officer, such officers are not paid any fees directly by the Funds or Portfolios for serving as Officers of the Trust.

The Chair of the Board of Trustees receives an annual retainer of $9,000. The Audit Committee Chair receives an annual retainer of $7,000. Each additional Independent Trustee receives an annual retainer of $6,000. The meeting attendance fee is $2,000 per Trustee for each quarterly in-person meeting and $1,000 for telephonic Board meetings. The Trust paid $58,000 in aggregate Trustee fees during the period ended June 30, 2015.

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Praxis Intermediate Income Fund		Praxis International Index Fund
	Six Months Ended 30-Jun-15	Year Ended 31-Dec-14	Six Months Ended 30-Jun-15	Year Ended 31-Dec-14

Capital Transactions:
Class A Shares:
Proceeds from shares issued	$12,229,349	$18,836,663	$2,421,352	$3,656,590
Dividends reinvested	642,513	1,493,127	—	326,602
Cost of shares redeemed	(11,208,375)	(17,023,565)	(1,523,495)	(4,006,423)
Redemption fees	6,828	2,692	25	1,175

Class A Share Transactions	$1,670,315	$3,308,917	$897,882	$(22,056)

Class I Shares:
Proceeds from shares issued	$40,508,556	$66,714,226	$11,556,681	$32,872,118
Dividends reinvested	2,015,388	4,760,965	—	2,095,455
Cost of shares redeemed	(19,695,943)	(41,415,913)	(14,920,040)	(19,560,655)
Redemption fees	167	1,707	—	289

Class I Share Transactions	$22,828,168	$30,060,985	$(3,363,359)	$15,407,207

Net increase (decrease) from capital transactions	$24,498,483	$33,369,902	$(2,465,477)	$15,385,151

Share Transactions:
Class A Shares:
Issued	1,156,777	1,798,114	233,666	346,513
Reinvested	60,562	142,462	—	32,990
Redeemed	(1,057,633)	(1,629,248)	(147,185)	(383,277)

Change in Class A Shares:	159,706	311,328	86,481	(3,774)

Class I Shares:
Issued	3,843,365	6,397,073	1,111,674	3,138,546
Reinvested	190,718	456,054	—	210,599
Redeemed	(1,871,593)	(3,968,016)	(1,419,482)	(1,836,706)

Change in Class I Shares:	2,162,490	2,885,111	(307,808)	1,512,439

Net increase (decrease) from share transactions	2,322,196	3,196,439	(221,327)	1,508,665

Notes to Financial Statements (unaudited), continued	June 30, 2015

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Fund
	Six Months Ended 30-Jun-15	Year Ended 31-Dec-14	Six Months Ended 30-Jun-15	Year Ended 31-Dec-14	Six Months Ended 30-Jun-15	Year Ended 31-Dec-14

Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,978,815	$3,756,219	$3,963,970	$4,241,009	$1,721,102	$1,880,889
Dividends reinvested	—	103,491	—	334,373	—	962,681
Cost of shares redeemed	(1,016,625)	(4,728,180)	(3,113,236)	(7,204,375)	(725,293)	(2,222,203)
Redemption fees	293	2,019	31	152	148	74

Class A Share Transactions	$962,483	$(866,451)	$850,765	$(2,628,841)	$995,957	$621,441

Class I Shares:
Proceeds from shares issued	$19,082,852	$18,677,593	$11,050,696	$24,196,281	$2,752,285	$12,452,928
Dividends reinvested	—	705,197	—	783,510	—	6,870,866
Cost of shares redeemed	(7,587,816)	(15,017,156)	(8,680,843)	(20,474,425)	(15,031,728)	(24,551,236)
Redemption fees	—	1,106	23	3,339	—	943

Class I Share Transactions	$11,495,036	$4,366,740	$2,369,876	$4,508,705	$(12,279,443)	$(5,226,499)

Net increase (decrease) from capital transactions	$12,457,519	$3,500,289	$3,220,641	$1,879,864	$(11,283,486)	$(4,605,058)

Share Transactions:
Class A Shares:
Issued	157,726	321,193	223,973	263,797	142,838	142,474
Reinvested	—	8,162	—	19,195	—	82,776
Redeemed	(81,291)	(397,469)	(176,792)	(449,610)	(61,626)	(171,627)

Change in Class A Shares:	76,435	(68,114)	47,181	(166,618)	81,212	53,623

Class I Shares:
Issued	1,525,790	1,587,421	621,712	1,468,820	222,328	915,822
Reinvested	—	56,012	—	44,746	—	565,038
Redeemed	(604,752)	(1,268,612)	(486,781)	(1,257,560)	(1,190,016)	(1,829,651)

Change in Class I Shares:	921,038	374,821	134,931	256,006	(967,688)	(348,791)

Net increase (decrease) from share transactions	997,473	306,707	182,112	89,388	(886,476)	(295,168)

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	Six Months Ended 30-Jun-15	Year Ended 31-Dec-14	Six Months Ended 30-Jun-15	Year Ended 31-Dec-14	Six Months Ended 30-Jun-15	Year Ended 31-Dec-14

Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,448,915	$2,247,788	$4,506,838	$7,738,709	$3,254,849	$5,898,483
Dividends reinvested	107,136	535,320	140,603	1,322,198	—	908,858
Cost of shares redeemed	(917,852)	(2,076,881)	(2,454,132)	(6,183,959)	(2,136,488)	(3,946,922)
Redemption fees	4	14	24	192	34	144

Class A Share Transactions	$638,203	$706,241	$2,193,333	$2,877,140	$1,118,395	$2,860,563

Net increase (decrease) from capital transactions	$638,203	$706,241	$2,193,333	$2,877,140	$1,118,395	$2,860,563

Share Transactions:
Class A Shares:
Issued	126,682	198,287	348,120	605,671	230,744	429,532
Reinvested	9,350	46,999	10,828	102,467	—	64,605
Redeemed	(80,419)	(182,954)	(188,828)	(484,252)	(150,875)	(286,925)

Change in Class A Shares:	55,613	62,332	170,120	223,886	79,869	207,212

Net increase (decrease) from share transactions	55,613	62,332	170,120	223,886	79,869	207,212

7. Federal Income Tax Information:

The character of dividends paid to shareholders for federal income tax purposes during the latest years ended December 31, 2014 and 2013 was (as applicable) as follows:

	Praxis Intermediate Income Fund		Praxis International Index Fund		Praxis Value Index Fund
	2014	2013	2014	2013	2014	2013

From ordinary income	$10,958,395	$10,407,782	$3,988,205	$3,123,112	$1,261,100	$2,805,008
From long-term capital gains	—	290,081	—	—	—	—

Total distributions	$10,958,395	$10,697,863	$3,988,205	$3,123,112	$1,261,100	$2,805,008

	Praxis Growth Index Fund		Praxis Small Cap Fund
	2014	2013	2014	2013

From ordinary income	$1,618,724	$1,633,778	$—	$17,379
From long-term capital gains	—	—	7,958,981	7,172,465

Total distributions	$1,618,724	$1,633,778	$7,958,981	$7,189,844

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	2014	2013	2014	2013	2014	2013

From ordinary income	$349,748	$406,843	$807,461	$936,467	$526,232	$689,574
From long-term capital gains	290,170	176,248	965,664	488,620	846,307	425,846

Total distributions	$639,918	$583,091	$1,773,125	$1,425,087	$1,372,539	$1,115,420

The following information is computed on a tax basis for each item as of December 31, 2014:

	Praxis Intermediate Income Fund	Praxis International Index Fund	Praxis Value Index Fund

Tax cost of portfolio investments	$380,073,365	$157,015,064	$95,934,921

Gross unrealized appreciation	15,886,937	30,180,040	31,740,530
Gross unrealized depreciation	(1,720,406)	(15,767,744)	(2,017,848)

Net unrealized appreciation (depreciation)	14,166,531	14,412,296	29,722,682
Undistributed ordinary income	—	—	893,090
Undistributed long-term capital gains	—	—	2,931,182
Capital loss carryforward	(89,170)	(5,077,198)	—
Post-October losses	(27,211)	(453,064)	—
Other temporary differences	—	—	—

Accumulated earnings (deficit)	$14,050,150	$8,882,034	$33,546,954

		Praxis Growth Index Fund	Praxis Small Cap Fund

Tax cost of portfolio investments		$113,663,576	$43,444,581

Gross unrealized appreciation		60,711,270	15,782,223
Gross unrealized depreciation		(322,764)	(493,654)

Net unrealized appreciation (depreciation)		60,388,506	15,288,569
Undistributed ordinary income		13,004	—
Undistributed long-term capital gains		—	2,577,265
Capital loss carryforward		(9,147,669)	—
Post-October losses		—	—
Other temporary differences		—	—

Accumulated earnings (deficit)		$51,253,841	$17,865,834

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio

Tax cost of portfolio investments	$17,516,488	$48,385,412	$39,591,159

Gross unrealized appreciation	1,653,953	9,490,143	10,420,156
Gross unrealized depreciation	(21,946)	(210,649)	(290,701)

Net unrealized appreciation (depreciation)	1,632,007	9,279,494	10,129,455
Undistributed ordinary income	727	5,235	26,556
Undistributed long-term capital gains	101,326	927,376	1,197,177
Capital loss carryforward	—	—	—
Other temporary differences	—	—	—

Accumulated earnings (deficit)	$1,734,060	$10,212,105	$11,353,188

Notes to Financial Statements (unaudited), continued	June 30, 2015

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral on wash sales loss and nontaxable distributions, as well as investments in Passive Foreign Investment Companies.

As of the end of tax year ended December 31, 2014, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the table below. Under the provisions of the Regulated Investment Company Modernization Act of 2010, CLCFs that originated in a tax year that began before December 23, 2010 (pre-effective CLCFs) may be carried forward, subject to certain limitations, and applied to offset future capital gains, and thus reduce the amount of distributable capital gains, for up to eight succeeding tax years, after which any unutilized CLCFs expire. Pre-effective CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that originate in tax years beginning after December 22, 2010 (post-effective CLCFs), are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year, and thus take precedent over the application of pre-effective CLCFs. Post-effective CLCFs can be carried forward indefinitely.

Pre-effective CLCFs subject to expiration:

	Amount	Expires

Growth Index Fund	$5,331,513	2016
	3,816,156	2017

	$9,147,669

Post-effective CLCFs not subject to expiration:

	Short Term CLCF	Long Term CLCF

Intermediate Income Fund	$89,170	$—

International Index Fund	$3,179,928	$1,897,270

During the year ended December 31, 2014 the Intermediate Income Fund, Value Index Fund and Growth Index Fund utilized $506,047, $5,241,728 and $5,709,756 of capital loss carryfowards, respectively.

	Praxis Intermediate Income Fund	Praxis International Index Fund	Praxis Value Index Fund

Tax cost of portfolio investments	$411,145,091	$153,814,347	$109,950,004

Gross unrealized appreciation	11,753,368	37,041,540	30,091,406
Gross unrealized depreciation	(3,075,037)	(13,922,847)	(2,860,180)

Net unrealized appreciation (depreciation)	8,678,331	23,118,693	27,231,226

		Praxis Growth Index Fund	Praxis Small Cap Fund

Tax cost of portfolio investments		$119,463,552	$38,991,167

Gross unrealized appreciation		62,159,113	14,409,069
Gross unrealized depreciation		(1,513,012)	(281,561)

Net unrealized appreciation (depreciation)		60,646,101	14,127,508

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio

Tax cost of portfolio investments	$18,164,839	$50,575,542	$40,675,311

Gross unrealized appreciation	1,597,373	10,040,778	11,231,849
Gross unrealized depreciation	(11,477)	(72,398)	(44,338)

Net unrealized appreciation (depreciation)	1,585,896	9,968,380	11,187,511

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any net capital losses carryforwards will be determined at the end of the current tax year.

8. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

9. Subsequent Events

The Funds and Portfolios evaluated subsequent events from June 30, 2015 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Additional Fund Information (unaudited)	June 30, 2015

Praxis Intermediate Income Fund

Security Allocation	Percentage of Net Assets
Asset Backed Securities	3.1%
Commercial Mortgage Backed Securities	3.7%
Corporate Bonds	41.7%
Corporate Notes	1.0%
Foreign Bonds	2.3%
Municipal Bonds	3.3%
Federal Farm Credit Bank	0.5%
Federal Home Loan Bank	4.6%
Federal Home Loan Mortgage Corp.	18.6%
Federal National Mortgage Association	17.8%
Government National Mortgage Association	0.4%
Overseas Private Investment Corp.	0.7%
Small Business Administration	0.1%
United States Department of Housing and Urban Development	0.2%
Mutual Fund	0.9%

Total	98.9%

Praxis International Index Fund

Security Allocation	Percentage of Net Assets
Australia	5.6%
Austria	0.1%
Belgium	0.4%
Brazil	1.5%
Canada	6.0%
Chile	0.3%
China	4.0%
Colombia	0.6%
Denmark	1.1%
Finland	0.4%
France	6.8%
Germany	6.1%
Hong Kong	3.4%
Hungary	0.1%
India	1.8%
Indonesia	0.6%
Ireland	1.4%
Israel	0.6%
Italy	1.5%
Japan	16.9%
Jersey	0.2%
Luxembourg	0.1%
Mexico	1.3%
Netherlands	2.1%
Norway	0.6%
Portugal	0.1%
Russia	0.2%
Singapore	2.0%
South Africa	0.8%
South Korea	2.3%
Spain	2.1%
Sweden	2.6%
Switzerland	7.5%
Taiwan	2.8%
Turkey	0.2%
United Kingdom	12.9%
United States	0.9%
Corporate Notes	0.9%
Preferred Stocks	0.3%
Warrant**	0.0%

Total	99.1%

Praxis International Index Fund

Security Allocation	Percentage of Net Assets
Banks	16.1%
Pharmaceuticals	8.1%
Insurance	5.8%
Oil, Gas & Consumable Fuels	4.6%
Diversified Telecommunication Services	4.3%
Wireless Telecommunication Services	3.6%
Metals & Mining	3.5%
Chemicals	3.4%
Automobiles	3.3%
Semiconductors & Semiconductor Equipment	2.7%
Real Estate Management & Development	2.6%
Machinery	2.6%
Capital Markets	2.4%
Media	2.2%
Road & Rail	1.7%
Food Products	1.6%
Food & Staples Retailing	1.6%
Electrical Equipment	1.6%
Auto Components	1.4%
Internet Software & Services	1.3%
Software	1.3%
Electric Utilities	1.2%
Multi-Utilities	1.1%
Health Care Equipment & Supplies	1.1%
Personal Products	1.1%
Construction & Engineering	1.0%
Technology Hardware, Storage & Peripherals	1.0%
Household Durables	1.0%
Industrial Conglomerates	1.0%
Electronic Equipment, Instruments & Components	0.9%
Hotels, Restaurants & Leisure	0.9%
Community Development	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Specialty Retail	0.9%
Household Products	0.8%
Trading Companies & Distributors	0.8%
Energy Equipment & Services	0.8%
Professional Services	0.8%
Health Care Providers & Services	0.8%
Construction Materials	0.7%
IT Services	0.6%
Diversified Financial Services	0.5%
Water Utilities	0.4%
Air Freight & Logistics	0.4%
Communications Equipment	0.4%
Building Products	0.4%
Transportation Infrastructure	0.4%
Airlines	0.3%
Multiline Retail	0.3%
Real Estate Investment Trusts (REITs)	0.3%
Commercial Services & Supplies	0.3%
Beverages	0.3%
Life Sciences Tools & Services	0.2%
Biotechnology	0.2%
Paper & Forest Products	0.2%
Containers & Packaging	0.2%
Internet & Catalog Retail	0.2%
Independent Power and Renewable Electricity Producers	0.1%
Marine**	0.0%
Other Assets Less Liabilities	0.9%

Total	100.0%

Additional Fund Information (unaudited), continued	June 30, 2015

Praxis Value Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.7%
Corporate Notes	0.9%

Total	99.6%

Praxis Growth Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.6%
Corporate Notes	0.9%

Total	99.5%

Praxis Small Cap Fund

Security Allocation	Percentage of Net Assets
Common Stocks	96.8%
Corporate Note	0.8%

Total	97.6%

Praxis Genesis Conservative Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.0%

Praxis Genesis Balanced Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.0%

Praxis Genesis Growth Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.1%

Additional Fund Information (unaudited), continued	June 30, 2015

Expense Comparison:

As a shareholder of the Praxis Mutual Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution and service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Praxis Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period* 1/1/2015-6/30/2015	Expense Ratio During Period** 1/1/2015-6/30/2015

Praxis Intermediate Income Fund
Class A	$1,000.00	$999.10	$4.46	0.90%
Class I	1,000.00	1,001.10	2.48	0.50%
Praxis International Index Fund
Class A	1,000.00	1,045.70	6.24	1.23%
Class I	1,000.00	1,049.50	3.66	0.72%
Praxis Value Index Fund
Class A	1,000.00	992.00	4.35	0.88%
Class I	1,000.00	993.60	2.03	0.41%
Praxis Growth Index Fund
Class A	1,000.00	1,018.00	4.00	0.80%
Class I	1,000.00	1,020.20	2.05	0.41%
Praxis Small Cap Fund
Class A	1,000.00	1,069.60	8.47	1.65%
Class I	1,000.00	1,072.40	5.24	1.02%
Praxis Genesis Conservative Portfolio
Class A	1,000.00	1,004.60	2.93	0.59%
Praxis Genesis Balanced Portfolio
Class A	1,000.00	1,014.90	2.75	0.55%
Praxis Genesis Growth Portfolio
Class A	1,000.00	1,021.00	3.01	0.60%

* Expenses are equal to average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

Additional Fund Information (unaudited), continued	June 30, 2015

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Praxis Mutual Fund’s expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Expenses Paid During Period* 1/1/2015-6/30/2015	Expense Ratio During Period** 1/1/2015-6/30/2015

Praxis Intermediate Income Fund
Class A	$1,000.00	$1,020.33	$4.51	0.90%
Class I	1,000.00	1,022.32	2.51	0.50%
Praxis International Index Fund
Class A	1,000.00	1,018.70	6.16	1.23%
Class I	1,000.00	1,021.22	3.61	0.72%
Praxis Value Index Fund
Class A	1,000.00	1,020.43	4.41	0.88%
Class I	1,000.00	1,022.76	2.06	0.41%
Praxis Growth Index Fund
Class A	1,000.00	1,020.83	4.01	0.80%
Class I	1,000.00	1,022.76	2.06	0.41%
Praxis Small Cap Fund
Class A	1,000.00	1,016.61	8.25	1.65%
Class I	1,000.00	1,019.74	5.11	1.02%
Praxis Genesis Conservative Portfolio
Class A	1,000.00	1,021.87	2.96	0.59%
Praxis Genesis Balanced Portfolio
Class A	1,000.00	1,022.07	2.76	0.55%
Praxis Genesis Growth Portfolio
Class A	1,000.00	1,021.82	3.01	0.60%

* Expenses are equal to average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

For more information about the Praxis Mutual Funds, the following documents are available free upon request:

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ending June 30 are available without charge upon request by calling toll free 1-800-977-2947 or on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings as of the end of the first and third quarters of each fiscal year on Form N-Q and each second and fourth quarters of each fiscal year on Form N-CSR. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-977-2947. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual/Semi-Annual Reports:

The Praxis Mutual Funds’ annual and semi-annual reports to shareholders contain additional information on each Fund’s or Portfolio’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ or Portfolio’s performance during their last fiscal year.

Statement Of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Mutual Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds or Portfolios, by contacting the broker that sells the Praxis Mutual Funds, or by contacting the Praxis Mutual Funds at:

Praxis Mutual Funds

c/o U.S. Bancorp Fund Services LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Telephone: 1-800-977-2947

Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Praxis Mutual Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

•	For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

•	Free from the Commission’s Web site at http://www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

Praxis Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

2150808

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

Not applicable.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Praxis Mutual Funds

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Chad Horning
Chad Horning
President and Chief Executive Officer
August 28, 2015

By:	/s/ Trent Statczar
Trent Statczar
Treasurer and Chief Financial Officer
August 28, 2015